UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	4/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley Series Funds

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2010

2010 Semi-Annual Report

April 30, 2010

Table of Contents

Shareholders’ Letter	2
Performance Summary	3
Expense Examples	4
Portfolios of Investments:
Money Market Portfolio	6
Prime Portfolio	11
Government Portfolio	20
Government Securities Portfolio	22
Treasury Portfolio	23
Treasury Securities Portfolio	25
Tax-Exempt Portfolio	26
Statements of Assets and Liabilities	34
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	48
Notes to Financial Statements	63
U.S. Privacy Policy	67
Trustee and Officer Information	70

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call toll free 1-(888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Semi-Annual Report for the period ended April 30, 2010. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Randy Takian

President and Principal Executive Officer

May 2010

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2010, were as follows:

	Subsidized Yields
	Institutional		Service		Investor		Administrative		Advisory		Participant		Cash Management
	Class		Class		Class		Class		Class		Class		Class
	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day
	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective
	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield
Portfolios:
Money Market	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Prime	0.14%	0.14%	0.09%	0.09%	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.03%	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.19%	0.19%	0.13%	0.14%	0.09%	0.09%	0.03%	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

	Non-Subsidized Yields
	Institutional		Service		Investor		Administrative		Advisory		Participant		Cash Management
	Class		Class		Class		Class		Class		Class		Class
	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day	7-day
	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective	Current	Effective
	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield	Yield
Portfolios:
Money Market	0.07%	0.07%	0.02%	0.02%	-0.03%	-0.03%	-0.08%	-0.08%	-0.18%	-0.18%	-0.43%	-0.42%	-0.23%	-0.23%
Prime	0.08%	0.08%	0.03%	0.03%	-0.02%	-0.02%	-0.07%	-0.07%	-0.17%	-0.17%	-0.42%	-0.42%	-0.22%	-0.22%
Government	-0.02%	-0.02%	-0.07%	-0.07%	-0.12%	-0.12%	-0.17%	-0.17%	-0.27%	-0.27%	-0.52%	-0.52%	-0.32%	-0.32%
Government Securities	-0.09%	-0.09%	-0.14%	-0.14%	-0.19%	-0.19%	-0.24%	-0.24%	-0.34%	-0.34%	-0.59%	-0.59%	-0.39%	-0.39%
Treasury	-0.05%	-0.05%	-0.10%	-0.10%	-0.15%	-0.15%	-0.20%	-0.20%	-0.30%	-0.30%	-0.55%	-0.55%	-0.35%	-0.35%
Treasury Securities	-0.50%	-0.50%	-0.55%	-0.55%	-0.60%	-0.60%	-0.65%	-0.65%	-0.75%	-0.75%	-1.00%	-0.99%	-0.80%	-0.80%
Tax-Exempt	0.05%	0.05%	0.00%	0.00%	-0.05%	-0.05%	-0.10%	-0.10%	-0.20%	-0.20%	-0.45%	-0.45%	-0.25%	-0.25%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www. morganstanley.com/im. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Expense Examples (cont’d)

				Actual		Net
	Beginning	Actual Ending		Expenses		Expense
	Account	Account	Hypothetical	Paid	Hypothetical	Ratio
	Value	Value	Ending Account	During	Expenses Paid	During
Portfolio	11/1/09	4/30/10	Value	Period*	During Period*	Period**
Money Market Institutional Class	$1,000.00	$1,000.80	$1,024.00	$0.79	$0.80	0.16%
Money Market Service Class	1,000.00	1,000.50	1,023.75	1.04	1.05	0.21
Money Market Investor Class	1,000.00	1,000.30	1,023.51	1.29	1.30	0.26
Money Market Administrative Class	1,000.00	1,000.10	1,023.36	1.44	1.45	0.29
Money Market Advisory Class	1,000.00	1,000.10	1,023.26	1.54	1.56	0.31
Money Market Participant Class	1,000.00	1,000.10	1,023.16	1.64	1.66	0.33
Money Market Cash Management Class	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30
Prime Institutional Class	1,000.00	1,000.60	1,024.00	0.79	0.80	0.16
Prime Service Class	1,000.00	1,000.40	1,023.75	1.04	1.05	0.21
Prime Investor Class	1,000.00	1,000.10	1,023.55	1.24	1.25	0.25
Prime Administrative Class	1,000.00	1,000.10	1,023.46	1.34	1.35	0.27
Prime Advisory Class	1,000.00	1,000.10	1,023.41	1.39	1.40	0.28
Prime Participant Class	1,000.00	1,000.10	1,023.46	1.34	1.35	0.27
Prime Cash Management Class	1,000.00	1,000.10	1,023.41	1.39	1.40	0.28
Government Institutional Class	1,000.00	1,000.20	1,024.05	0.74	0.75	0.15
Government Service Class	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Government Investor Class	1,000.00	1,000.10	1,023.95	0.84	0.85	0.17
Government Administrative Class	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Government Advisory Class	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Government Participant Class	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Government Cash Management Class	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Government Securities Institutional Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Government Securities Service Class	1,000.00	1,000.06	1,024.20	0.60	0.60	0.12
Government Securities Investor Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Government Securities Administrative Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Government Securities Advisory Class	1,000.00	1,000.05	1,024.20	0.60	0.60	0.12
Government Securities Participant Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Government Securities Cash Management Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Treasury Institutional Class	1,000.00	1,000.10	1,024.10	0.69	0.70	0.14
Treasury Service Class	1,000.00	1,000.10	1,024.00	0.79	0.80	0.16
Treasury Investor Class	1,000.00	1,000.10	1,024.05	0.74	0.75	0.15
Treasury Administrative Class	1,000.00	1,000.10	1,024.05	0.74	0.75	0.15
Treasury Advisory Class	1,000.00	1,000.10	1,024.10	0.69	0.70	0.14
Treasury Participant Class	1,000.00	1,000.10	1,024.05	0.74	0.75	0.15
Treasury Cash Management Class	1,000.00	1,000.10	1,024.05	0.74	0.75	0.15
Treasury Securities Institutional Class	1,000.00	1,000.40	1,024.20	0.60	0.60	0.12
Treasury Securities Service Class	1,000.00	1,000.30	1,024.20	0.60	0.60	0.12
Treasury Securities Investor Class	1,000.00	1,000.30	1,024.15	0.64	0.65	0.13
Treasury Securities Administrative Class	1,000.00	1,000.20	1,024.05	0.74	0.75	0.15
Treasury Securities Advisory Class	1,000.00	1,000.10	1,024.00	0.79	0.80	0.16
Treasury Securities Participant Class	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Treasury Securities Cash Management Class	1,000.00	1,000.10	1,023.90	0.89	0.90	0.18
Tax-Exempt Institutional Class	1,000.00	1,000.60	1,023.90	0.89	0.90	0.18
Tax-Exempt Service Class	1,000.00	1,000.40	1,023.65	1.14	1.15	0.23
Tax-Exempt Investor Class	1,000.00	1,000.20	1,023.46	1.34	1.35	0.27
Tax-Exempt Administrative Class	1,000.00	1,000.10	1,023.36	1.44	1.45	0.29
Tax-Exempt Advisory Class	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30
Tax-Exempt Participant Class	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30
Tax-Exempt Cash Management Class	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30

*                 Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**          Annualized

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (16.3%)
International Banks (16.3%)
Credit Industriel ET Commerical,
0.32%, 7/1/10	$189,000	$189,000
Lloyds TSB Bank plc,
0.45%, 5/24/10	50,000	50,000
RBS Holdings USA, Inc.,
0.39%, 8/2/10	160,000	160,000
Svenska Handelsbanken AB,
0.32%, 6/4/10	155,000	155,000
Total Certificates of Deposit (Cost $554,000)		554,000

Commercial Paper (12.4%) (e)
International Banks (12.4%)
Banco Bilbao Vizcaya Argentaria S.A.,
0.35%, 6/8/10	20,000	19,993
BPCE S.A.,
0.52%, 9/13/10 (a)	60,000	59,883
0.55%, 9/29/10 (a)	40,000	39,908
0.59%, 10/4/10 (a)	50,000	49,872
0.60%, 10/18/10 (a)	25,000	24,929
ING (US) Funding LLC,
0.25%, 5/10/10	75,000	74,995
Lloyds TSB Bank plc,
0.24%, 5/7/10	100,000	99,996
Societe Generale N.A., Inc.,
0.25%, 5/17/10	50,000	49,994
Total Commercial Paper (Cost $419,570)		419,570

Floating Rate Notes (16.4%)
International Banks (10.2%)
Barclays Bank plc,
0.38%, 9/15/10	80,000	80,000
0.41%, 10/8/10	25,000	25,000
Rabobank Nederland NV,
0.25%, 6/4/10	150,000	150,000
Societe Generale N.A., Inc.,
0.55%, 5/5/11	91,000	91,000
		346,000
U.S. Agency Securities (6.2%)
Federal Home Loan Bank,
0.06%, 11/8/10	189,000	188,958
0.07%, 11/18/10	20,000	19,996
		208,954
Total Floating Rate Notes (Cost $554,954)		554,954

Time Deposits (14.6%)
International Banks (14.6%)
Bank of Nova Scotia,
0.20%, 5/3/10	165,000	165,000
Credit Agricole CIB Grand Cayman,
0.22%, 5/3/10	165,000	165,000
Nordea Bank,
0.21%, 5/3/10	165,000	165,000
Total Time Deposits (Cost $495,000)		495,000

Repurchase Agreements (40.3%)

Bank of America Securities LLC, 0.38%, dated 4/30/10, due 5/3/10, repurchase price $95,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Bank of Scotland plc., 0.33%, due 6/28/10; Caterpillar Financial Services Corp., 4.90%, due 8/15/13; Danske Bank A/S, 3.75%, due 4/1/15; General Electric Capital Corp., 6.38%, due 11/15/67; Jackson National Life Global Funding, 0.45%, due 6/15/10; John Deere Capital Corp., 4.50%, due 4/3/13; Korea Expressway Corp., 4.50%, due 3/23/15; Lloyds TSB Bank plc., 5.80%, due 1/13/20; Merrill Lynch & Co., Inc., 0.52% to 5.45%, due 7/25/11 to 1/15/15; Public Service Electric & Gas Co., 5.50%, due 3/1/40; Sun Life Financial Global Funding LP, 0.54%, due 7/6/10; Toyota Motor Credit Corp., 0.30%, due 12/20/10; Wachovia Corp., 2.11%, due 5/1/13; Wachovia Corp., 2.11%, due 5/1/13; Woori Bank, 4.50%, due 10/7/15, valued at $99,750.

	95,000	95,000

Barclay Capital, Inc., 0.61%, dated 4/30/10, due 5/3/10, repurchase price $30,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Amgen, Inc., 0.38%, due 2/1/13; BRE Properties, Inc.; 4.13%, due 8/15/26; Chesapeake Energy Corp., 2.25%, due 12/15/38; CMS Energy Corp., 3.38%, due 7/15/23; DR Horton, Inc., 2.00%, due 5/15/14; Fifth Third Bancorp., 8.50%; International Game Technology, 3.25%; due 5/1/14; Medtronic, Inc., 1.50%, due 4/15/11; National Retail Properties, Inc., 5.13%, due 6/15/28; SLM Corp., 7.25%, due 12/15/10; Ventas, Inc., 3.88%, due 11/15/11; Vornado Realty LP, 3.88%, due 4/15/25, valued at $33,601.

	30,000	30,000
BNP Paribas Securities Corp., 0.36%, dated 4/30/10, due 5/3/10, repurchase price $15,000; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: JPMorgan Chase & Co., 7.90%; Citigroup, Inc., 6.01% to 8.50%, due 1/15/15 to 5/22/19; Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 4/15/20, valued at $15,750.	15,000	15,000

6	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
BNP Paribas Securities Corp., 0.51%, dated 4/30/10, due 5/3/10, repurchase price $80,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Bank of America Corp., 8.00%; Motorola, Inc., 5.38% to 8.00%, due 11/1/11 to 11/15/12, valued at $84,000.	$80,000	$80,000
Citigroup Global Market, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $150,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 4.50%, due 4/1/23; Federal National Mortgage Association, Adjustable Rate Mortgages, 3.60% to 6.24%, due 10/1/36 to 4/1/40; Government National Mortgage Association, Fixed Rate Mortgages, 5.00% to 6.50%, due 2/20/24 to 1/20/39, valued at $154,500.	150,000	150,000

Citigroup Global Market, Inc., 0.61%, dated 4/30/10, due 5/3/10, repurchase price $120,006; fully collateralized by common stocks and corporate bond at the date of this Portfolio of Investments as follows: Abbot Laboratories; ACE Ltd.; Activision Blizzard, Inc.; Apple, Inc.; Archer-Daniels-Midland Co.; Coca-Cola Co. (The); Colgate-Palmolive Co.; Covidien plc.; Crown Holdings, Inc.; Diamond Offshore Drilling, Inc.; Eaton Corp.; EchoStar Corp. Class A; Emerson Electric Co.; Energizer Holdings, Inc.; Franklin Resources, Inc.; Goodyear Tire & Rubber Co. (The); Halliburton Co.; Hospira, Inc.; Huntsman Corp.; International Game Technology; Manpower, Inc., Mariner Energy, Inc.; McAfee, Inc.; Medtronic, Inc.; OGE Energy, Corp.; Parker Hannifin, Corp.; PPL Corp.; QUALCOMM, Inc.; Scripps Networks Interactive, Inc., Class A; Sherwin-Williams Co. (The); Suncor Energy, Inc.; UBS AG; United States Steel Corp., 4.00%, due 5/15/14, valued at $126,750.

	120,000	120,000

Credit Suisse Securities USA LLC, 0.36%, dated 4/30/10, due 5/3/10, repurchase price $95,003; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Amdocs Ltd.; American Eagle Outfitters, Inc.; Arlington Asset Investment Corp.; Atlas Energy, Inc.; Barrick God Corp.; BioMarin Pharmaceutical, Inc.; Blount International, Inc.; Borgwarner, Inc.; Brandywine Realty Trust; CenterPoint Energy, Inc.; CNH Global NV; Columbia Sportswear Co.; Comcast Corp.; Constellation Brands, Inc., Class B; Crown Holdings, Inc.; EastGroup Properties, Inc.; ECB Bancorp, Inc.; Encore Capital Group, Inc.; Energen Corp.; Epoch Holding Corp.; Forest City Enterprises, Inc., Class B; General Growth Properties, Inc.; Great Plains Energy, Inc.; HNI Corp.; Horace Mann Educators Corp.; Hospitality Properties Trust; Hubbell, Inc., Class B; ICU Medical, Inc.; IDEX Corp.; Ingram Micro, Inc.; Insituform Technologies, Inc.; Integrated Silicon Solution, Inc.; Inter Parfums, Inc.; International Shipholding Corp.; International Speedway Corp. Class A; Intevac, Inc.; Inventiv Health, Inc.; Isle of Capri Casinos, Inc.; Itron, Inc.; Jack Henry & Associates, Inc.; JDA Software Group, Inc.; Jones Apparel Group, Inc.; Kansas City Life Insurance Co.; Kenneth Cole Productions, Inc.; Keynote Systems, Inc., Class A; Knightsbridge Tankers Ltd.; Kratos Defense & Security Solutions, Inc.; KVH Industries, Inc.; Laclede Group, Inc. (The); Lancaster Colony Corp.; Landstar System, Inc.; Lawson Products, Inc., DE; Lincoln Electric Holdings, Inc.; Littelfuse, Inc.; Metro Bancorp, Inc.; Nationwide Health Properties, Inc.; Netscout Systems, Inc.; OfficeMax, Inc.; Pinnacle Entertainment, Inc.; Quest Software, Inc.; Rayonier, Inc.; Rudolph Technologies, Inc.; Senior Housing Properties Trust; Skechers U.S.A., Inc., Class A; SonicWALL, Inc.; Southside Bancshares, Inc.; Sycamore Networks, Inc.; Talisman Energy, Inc.; Teledyne Technologies, Inc.; TIBCO Software, Inc.; UniFirst Corp. MA; Varian, Inc.; Vascular Solutions, Inc.; World Wrestling Entertainment, Inc., Class A, valued at $99,760.

	95,000	95,000
Deutsche Bank Securities, Inc., 0.31%, dated 4/30/10, due 5/3/10, repurchase price $50,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Lockheed Martin Corp., 4.12%, due 3/14/13; Tyco International Finance SA, 8.50%, due 1/15/19; Vodafone Group plc, 5.00%, due 9/15/15; Woodside Finance Ltd., 4.50%, due 11/10/14, valued at $52,500.	50,000	50,000

The accompanying notes are an integral part of the financial statements.	7

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Deutsche Bank Securities, Inc., 0.56%, dated 4/30/10, due 5/3/10, repurchase price $20,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Beckman Coulter, Inc., 2.50%, due 12/15/36; Bunge Ltd., 4.88%; CMS Energy Corp., 2.88%, due 12/1/24; Hospitality Properties Trust, 3.80%, due 3/15/27; Old Republic International Corp., 8.00%, due 5/15/12; PHH Corp, 4.00%, due 9/1/14; Reckson Operating Partnership LP, 4.00%, due 6/15/25%; Reinsurance Group of America, Inc., 5.75%, due 3/18/51; SLM Corp., 7.25%, due 12/15/10; Tech Data Corp., 2.75%, due 12/15/26; Teva Pharmaceutical Finance Co. BV, 1.75%, due 2/1/26; Teva Pharmaceutical Finance Co. LLC, 0.25%, due 2/1/26; Trinity Industries, Inc., 3.88%, due 6/1/36, valued at $22,400.

	$20,000	$20,000
Goldman Sachs & Co., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $196,043; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.38% to 3.03%, due 1/1/30 to 4/1/35; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 3.50% to 7.00%, due 4/1/20 to 3/1/40; Federal National Mortgage Association, Adjustable Rate Mortgage, 5.50%, due 10/1/37; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 6.50%, due 2/1/18 to 4/1/40, valued at $201,921.	196,040	196,040

JPMorgan Chase & Co., 0.41%, dated 4/30/10, due 5/3/10, repurchase price $20,001; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: ACE Ltd.; Allergan, Inc.; Allied World Assurance Co Holdings Ltd.; Analog Devices, Inc.; AOL, Inc.; AutoNation, Inc.; Bemis Co. Inc.; BMC Software, Inc.; Brinker International, Inc.; Brink’s Home Security Holdings, Inc.; Casey’s General Stores, Inc.; CIGNA Corp.; Cloud Peak Energy, Inc.; Cobalt International Energy, Inc.; Cogent Communications Group, Inc.; Comcast Corp.; Computer Sciences Corp.; Cybersource Corp.; Dollar Thrifty Automotive Group, Inc.; Everest Re Group Ltd.; Goodyear Tire & Rubber Co. (The); Harsco Corp.; Ingram Micro, Inc.; Knightsbridge Tankers Ltd.; Massey Energy Co.; McAfee, Inc.; Millipore Corp.; Nationwide Health Properties, Inc.; New York Times Co. (The) Class A; NVR, Inc.; PennantPark Investment Corp.; PPL Corp.; Techne Corp.; Terra Nova Royalty Corp.; Tupperware Brands Corp.; XTO Energy, Inc., valued at $21,003.

	20,000	20,000

Merrill Lynch, 0.56%, dated 4/30/10, due 5/3/10, repurchase price $45,002; fully collateralized by common stocks and corporate bonds at the date of this Portfolio of Investments as follows: Abraxis Bioscience, Inc.; Abbott Laboratories; Amgen, Inc., 0.38%, due 2/1/13; Apple, Inc.; CIGNA Corp.; Dr Pepper Snapple Group, Inc.; Devon Energy Corp.; Endo Pharmaceuticals Holdings, Inc.; Everest Re Group Ltd.; Goldman Sachs Group, Inc. (The); Google, Inc., Class A; Halliburton Co.; Humana, Inc.; Itron, Inc.; Lender Processing Services, Inc.; Loews Corp.; Lowe’s Cos, Inc.; Medtronic, Inc., 1.63%, due 4/15/13; Monsanto Co.; Noble Corp.; Occidental Petroleum Corp.; Onyx Pharmaceuticals, Inc.; Pall Corp.; Potash Corp of Saskatchewan, Inc.; Sport Supply Group, Inc.; Talisman Energy, Inc.; Transocean, Inc., 1.50%, due 12/15/37; United Fire & Casualty Co.; Valero Energy Corp.; Wal-Mart Stores, Inc., valued at $47,864.

	45,000	45,000
RBC Capital Market Corp., 0.33%, dated 4/30/10, due 5/3/10, repurchase price $30,001; fully collateralized by commerical paper at the date of this Portfolio of Investments as follows: Anglesea Funding LLC, Zero Coupon, due 5/18/10, valued at $31,500.	30,000	30,000

RBC Capital Market Corp., 0.35%, dated 4/30/10, due 5/3/10, repurchase price $40,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: 3M Co., 4.38%, due 8/15/13; American International Group, Inc., 5.45% to 5.85%, due 5/18/17 to 1/16/18; ANZ National International Ltd. 0.53%, due 8/5/11; Bank of America Corp., 6.20% to 6.25%, due 9/15/27 to 9/15/37; Bank of

8	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

New York Mellon Corp. (The), 6.20%, due 4/15/31; Bear Stearns Cos LLC (The), 7.25%, due 2/1/18; Canada Mortgage & Housing Corp., 5.00%, due 9/1/11; Capital One Bank USA NA, 5.13%, due 2/15/14; Cargill, Inc., 5.00% to 5.20%, due 1/22/13 to 11/15/13; Caterpillar Financial Services Corp., 4.70% to 6.20%, due 3/15/12 to 2/17/14; Credit Suisse AG, 5.40%, due 1/14/20; Embarq Corp., 7.08%, due 6/1/16; General Electric Capital Corp., 0.37% to 6.70%, due 12/1/10 to 4/15/38; Goldman Sachs Group, Inc. (The), 3.63%, due 8/1/12; Hartford Life Global Funding Trusts, 5.00%, due 2/15/15; HSBC Finance Corp., 4.48% to 6.20%, due 7/15/10 to 3/15/23; Hydro Quebec, 9.40% to 9.50%, due 12/11/20 to 4/30/27; John Deere Capital Corp., 2.00% to 5.35%, due 4/15/11 to 4/3/18; John Hancock Life Insurance Co., 4.30% to 4.37%, due 6/15/11 to 5/15/15; MBNA Corp., 5.00%, due 6/15/15; McDonald’s Corp., 5.00% to 6.30%, due 2/1/19 to 3/1/38; Merrill Lynch & Co. Inc., Zero Coupon, due 8/30/13; Merrill Lynch & Co. Inc., 6.15% to 6.40%, due 4/25/13 to 8/28/17; Mexico Government International Bond, 7.50%, due 1/14/12; Morgan Stanley, 8.00%, due 2/23/37; National Rural Utilities Cooperative Finance Corp., 3.90%, due 8/15/10; PACCAR Financial Corp., 1.95%, due 12/17/12; PACCAR, Inc., 6.38%, due 2/15/12; PepsiCo, Inc., NC, 7.90%, due 11/1/18; Pitney Bowes, Inc., 3.88%, due 6/15/13; Principal Life Income Funding Trusts, 4.02%, due 4/1/16; Protective Life Secured Trusts, 6.25%, due 5/15/29; Prudential Financial, Inc., 4.75% to 5.40%, due 9/17/15 to 6/13/35; Rabobank Nederland NV, 0.55%, due 8/5/11; SCANA Corp., 6.25%, due 2/1/12; Wachovia Bank NA, 4.80%, due 11/1/14; Wachovia Corp., 5.50% to 5.70%, due 5/1/12 to 8/1/13; Whirlpool Corp., 8.00%, due 5/1/12, valued at $42,000.

	$40,000	$40,000
RBC Capital Market Corp., 0.43%, dated 4/30/10, due 5/3/10, repurchase price $30,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Ball Corp., 6.75%, due 9/15/20; CenterPoint Energy, Inc., 7.25%, due 9/1/10; Gannett Co. Inc., 8.75%, due 11/15/14; Macy’s Retail Holdings, Inc.; 5.35%, due 3/15/12; XL Capital Ltd., 6.50%, valued at $31,500	30,000	30,000
RBS Securities, Inc., 0.21%, dated 4/30/10, due 5/3/10, repurchase price $200,004; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.50%, due 3/31/13, valued at $204,001	200,000	200,000
Societe Generale N.A., Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $150,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.00%, due 8/1/24; Federal National Mortgage Association, Fixed Rate Mortgage, 5.00%, due 4/1/40, valued at $154,500.	150,000	150,000
Total Repurchase Agreements (Cost $1,366,040)		1,366,040
Total Investments (100.0%) (Cost $3,389,564)		3,389,564
Liabilities in Excess of Other Assets (0.0%)		(444)
Net Assets (100%)		$3,389,120

(a)          144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)          The rates shown are the effective yields at the date of purchase.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	40.3%
Floating Rate Notes	16.4
Certificates of Deposit	16.3
Time Deposits	14.6
Commercial Paper	12.4
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.	9

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit
International Banks	$—	$554,000	$—	$554,000
Commercial Paper
International Banks	—	419,570	—	419,570
Floating Rate Notes
International Banks	—	346,000	—	346,000
U.S. Agency Securities	—	208,954	—	208,954
Total Floating Rate Notes	—	554,954	—	554,954
Time Deposits
International Banks	—	495,000	—	495,000
Repurchase Agreements	—	1,366,040	—	1,366,040
Total Assets	—	3,389,564	—	3,389,564
Total	$—	$3,389,564	$—	$3,389,564

10	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (14.8%)
International Banks (14.8%)
Credit Industriel ET Commerical,
0.32%, 7/1/10	$675,000	$675,000
Lloyds TSB Bank plc,
0.45%, 5/24/10	125,000	125,000
RBS Holdings USA, Inc.,
0.39%, 8/2/10	720,000	720,000
Svenska Handelsbanken AB,
0.32%, 6/4/10	735,000	735,000
Total Certificates of Deposit (Cost $2,255,000)		2,255,000

Commercial Paper (25.1%) (e)
Banking (0.1%)
Bank of America Corp.,
0.19%, 5/3/10	10,000	10,000
International Banks (25.0%)
Banco Bilbao Vizcaya Argentaria S.A.,
0.35%, 6/8/10	219,700	219,619
Bank of Nova Scotia,
0.19%, 5/3/10	207,000	206,998
BPCE S.A.,
0.52%, 9/13/10 (a)	180,500	180,148
0.55%, 9/29/10 (a)	149,500	149,155
0.59%, 10/4/10 (a)	160,000	159,591
0.60%, 10/18/10 (a)	228,000	227,354
ING (US) Funding LLC,
0.25%, 5/7/10 - 5/10/10	375,000	374,981
Intesa Funding LLC,
0.21%, 5/3/10	618,000	617,993
Lloyds TSB Bank plc,
0.24%, 5/7/10	600,000	599,976
Societe Generale N.A., Inc.,
0.25%, 5/17/10	650,000	649,928
UBS Finance (DE) LLC,
0.20%, 5/3/10	410,000	409,995
		3,795,738
Total Commercial Paper (Cost $3,805,738)		3,805,738

Floating Rate Notes (4.5%)
International Banks (3.3%)
Barclays Bank plc,
0.38%, 9/15/10	256,000	256,000
0.41%, 10/8/10	239,000	239,000
		495,000
U.S. Agency Securities (1.2%)
Federal Home Loan Bank,
0.10%, 11/8/10 - 11/18/10	188,000	187,959
Total Floating Rate Notes (Cost 682,959)		682,959

Repurchase Agreements (55.6%)
Banc of America Securities LLC, 0.19%, dated 4/30/10, due 5/3/10, repurchase price $62,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 1.00%, due 8/31/11, valued at $63,240.	62,000	62,000

Banc of America Securities LLC, 0.38%, dated 4/30/10, due 5/3/10, repurchase price $405,013; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Arizona Public Service Co., 5.80%, due 6/30/14; Bank of Scotland plc, 0.33%, due 6/18/10; BB&T Corp., 6.85%, due 4/30/19; Embarq Corp., 7.08%, due 6/1/16; FPL Group Capital, Inc., 7.88%, due 12/15/15; Glencore Funding LLC, 6.00%, due 4/15/14; Goldman Sachs Group, Inc. (The), 3.63%, due 8/1/12; GS Caltex Corp., 5.50%, due 4/24/17; JPMorgan Chase & Co., 7.90%; Marsh & McLennan Cos, Inc., 5.38%, due 7/15/14; Merrill Lynch & Co., Inc., 6.15% to 6.88%, due 4/25/13 to 4/25/18; Norfolk Southern Corp., 7.05%, due 5/1/37; Pitney Bowes, Inc., 5.25%, due 1/15/37; Promise Co., Ltd., 5.95%, due 6/13/12; Qantas Airways, Ltd., 5.13% to 6.05%, due 6/20/13 to 4/15/16; Tate & Lyle International Finance plc, 5.00%, due 11/15/14; Wachovia Bank NA, 0.59%, due 3/15/16; Wachovia Corp., 5.75%, due 2/1/18; Woori Bank, 4.50%, due 10/7/15; Xstrata Finance Canada, Ltd., 5.80%, due 11/15/16, valued at $425,250.

	405,000	405,000
Barclays Capital, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $400,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 5.23%, due 9/1/39; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.00% to 5.50%, due 4/1/23 to 10/1/39; Federal National Mortgage Association, Adjustable Rate Mortgages, 3.80% to 5.84%, due 5/1/36 to 4/1/40; Federal National Mortgage Association, Fixed Rate Mortgages 5.00% to 5.50%, due 11/1/37 to 3/1/38, valued at $412,000.	400,000	400,000

Barclays Capital, Inc., 0.61%, dated 4/30/10, due 5/3/10, repurchase price $140,007; fully collateralized by common stocks, corporate bonds and preferred stocks at the date of this Portfolio of Investments as follows: Abbott Laboratories; Abraxis Bioscience, Inc.; ACE Ltd.; Activision Blizzard, Inc.; Amgen, Inc., 0.13% to 0.38%, due 2/1/11 to 2/1/13; BRE Properties, Inc.,

The accompanying notes are an integral part of the financial statements.	11

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

4.13%, due 8/15/26; Calpine Corp.; Chesapeake Energy Corp., 2.25% to 2.75%, due 11/15/35 to 12/15/38; CMS Energy Corp., 2.88%, due 12/1/24; Covidien plc; Danaher Corp., Zero Coupon, due 1/22/21; DR Horton, Inc., 2.00%, due 5/15/14; Fifth Third Bancorp, 8.50%; International Game Technology, 3.25%, due 5/1/14; JPMorgan Chase & Co.; L-3 Communications Holdings, Inc., 3.00%, due 8/1/35; Lear Corp.; Medtronic, Inc., 1.50%, due 4/15/11; Monsanto Co.; National Retail Properties, Inc., 3.95% to 5.13%, due 9/15/26 to 6/15/28; Omnicom Group, Inc., Zero Coupon, due 7/31/32 to 7/1/38; Pfizer, Inc.; Schlumberger Ltd., 2.13%, due 6/1/23; SLM Corp., 7.25%, due 2/1/26; Teva Pharmaceutical Finance Co. BV, 1.75%, due 2/1/26; Teva Pharmaceutical Finance Co. LLC, 0.25%, due 2/1/26; Toronto- Dominion Bank (The); Ventas. Inc., 3.88%, due 11/15/11; Vornado Realty LP, 3.88%, due 4/15/25; Vornado Realty Trust, 3.63%, due 11/15/26; Wal-Mart Stores, Inc.; Warner Chilcott plc; Wyndham Worldwide Corp., 3.50%, due 5/1/12; XTO Energy, Inc., valued at $153,075.

	$140,000	$140,000
BNP Paribas Securities Corp., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $141,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 2.53%, due 4/1/35; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.86% to 3.82%, due 1/1/19 to 9/1/36; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 6.50%, due 10/1/37 to 12/1/47, valued at $145,230.	141,000	141,000
BNP Paribas Securities Corp., 0.36%, dated 4/30/10, due 5/3/10, repurchase price $60,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Citigroup, Inc., 6.50%, due 1/18/11; Pemex Project Funding Master Trust, 0.85%, due 12/3/12, valued at $63,000.	60,000	60,000

BNP Paribas Securities Corp., 0.51%, dated 4/30/10, due 5/3/10, repurchase price $360,015; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: American International Group, Inc., 8.18%, due 5/15/58; BAC Capital Trust XIV, 5.63%, Bank of America Corp., 8.13%; Capital One Capital VI, 8.88%, due 5/15/40; Citigroup Capital XXI, 8.30%, due 12/21/57; CMS Energy Corp., 6.25%, due 2/1/20; Discover Financial Services, 0.79%, due 6/11/10; DISH DBS Corp., 6.63% to 7.75%, due 10/1/13 to 5/31/15, Domtar Corp., 7.13%, due 8/15/15; DR Horton, Inc. 5.25% to 6.88%, due 4/15/11 to 4/15/16; El Paso Corp., 7.00%, due 6/15/17; FirstEnergy Corp., 6.45%, due 11/15/11; Freeport- McMoRan Copper& Gold, Inc., 8.25%, due 4/1/15; Frontier Communications Corp., 8.25% to 9.00%, due 5/1/14 to 8/15/31; Glen Meadow Pass-Through Trust, 6.51%, due 2/12/67; Hartford Financial Services Group, Inc., 8.13%, due 6/15/38; HBOS Capital Funding LP, 6.07%; Host Hotels& Resorts LP, 7.13%, due 11/1/13; JC Penney Corp., 6.38% to 7.95%, due 4/1/17 to 10/15/36; Kinder Morgan Finance Co. ULC, 5.35%, due 1/5/11; Liberty Mutual Group, Inc., 7.80% to 10.75, due 3/15/37 to 6/15/58; Lincoln National Corp., 7.00%, due 5/17/66; Ltd. Brands, Inc., 6.90% to 8.50%, due 7/15/17 to 6/15/19; Macy’s Retail Holdings, Inc., 6.38% to 7.50%, due 6/1/15 to 3/15/37; Masco Corp., 4.80% to 6.50%, due 7/15/12 to 8/15/32; Mohawk Industries, Inc., 6.50% to 7.20%, due 1/15/11 to 1/15/16; Motorola Corp., 6.00% to 6.63%, due 11/15/17 to 11/15/37; Qwest Corp., 3.51%, due 6/15/13; Rockies Express Pipeline LLC, 3.90% to 6.88%, due 4/15/15 to 4/15/40; Ryland Group, Inc., 5.38% to 8.40%, due 1/15/15 to 5/15/17; Sealed Air Corp., 5.63% to 7.88%, due 7/15/13 to 6/15/17; SLM Corp., 8.00%, due 3/25/20; Sprint Capital Corp., 6.88% to 8.75%, due 1/30/11 to 3/15/32; Sprint Nextel Corp., 6.00%, due 12/1/16; Starwood Hotels& Resorts Worldwide, Inc., 6.25% to 6.75%, due 2/15/13 to 5/15/18; Tennessee Gas Pipeline Co., 7.50%,

12	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
due 4/1/17; Toll Brothers Finance Corp., 4.95% to 8.91%, due 11/15/12 to 10/15/17; Tyson Foods, Inc., 7.85% to 10.50%, due 3/1/14 to 4/1/16; Wells Fargo & Co., 7.98%; Wells Fargo Captial XIII, 7.70%; Westvaco Corp., 7.95% to 8.20%, due 1/15/30 to 2/15/31; Weyerhauser Co., 7.38%, due 10/1/19; White Mountains Re Group, Ltd., 7.51%; William Cos., Inc.(The), 2.29%, due 10/1/10, valued at $378,000.	$360,000	$360,000

Citigroup, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $750,013; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.53% to 6.52%, due 9/1/33 to 7/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.00% to 6.00%, due 8/1/17 to 1/1/40; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.54% to 6.15%, due 1/1/23 to 11/1/39; Federal National Mortgage Association, Fixed Rate Mortgages, 4.00% to 7.00%, due 10/1/13 to 11/1/48; Federal National Mortgage Association Prepayment Link Note, 4.45%, due 8/25/12; Government National Mortgage Association, Adjustable Rate Mortgages, 2.75% to 4.00%, due 5/20/34 to 2/20/40; Government National Mortgage Association, Fixed Rate Mortgages 3.50% to 6.50%, due 2/15/18 to 3/15/40, valued at $772,455.

	750,000	750,000

Citigroup, Inc., 0.61%, dated 4/30/10, due 5/3/10, repurchase price $530,027; fully collateralized by common stocks and corporate bonds at the date of this Portfolio of Investments as follows: 99 Cents Only Stores; Aaron’s, Inc.; Abercrombie & Fitch Co.; Accenture plc; AerCap Holdings NV; ACCO Corp.; AGL Resources, Inc.; Aircastle Ltd.; Albermarle Corp.; Alcon, Inc.; Alliance Holdings GP LP; Alliance Resource Partners LP; Alliant Techsystems, Inc.; Allstate Corp. (The); Altisource Portfolio Solutions S.A.; Altria Group, Inc.; AMAG Pharmaceuticals, Inc.; Amdocs, Ltd.; American Eagle Outfitters, Inc.; American Express Co.; American International Group, Inc.; American  National Insurance Co.; American Physicians Service Group, Inc.; American Science & Engineering, Inc.; Ameristar Casinos, Inc.; Amgen, Inc., Zero Coupon, due 3/1/32; Apollo Group, Inc.; Arch Capital Group, Inc.; Argon ST., Inc.; Arkansas Best Corp.; Arlington Asset Investments Corp.; Arrow Electronics, Inc.; Asbury Automotive Group, Inc.; Aspen Insurance Holdings Ltd.; Assured Guaranty Ltd.; Atmos Energy Corp.; AutoNation, Inc.; Avon Products, Inc.; Ball Corp.; Bank of Hawaii Corp.; Bank of Nova Scotia; Baxter International, Inc.; Beckman Coulter, Inc.; Bemis Co., Inc.; Berskshire Hathaway, Inc.; Big Lots, Inc.; Biogen Idec, Inc.; Blackrock, Inc.; Blue Nile, Inc.; Blyth, Inc.; Bon-Ton Stores, Inc. (The); Bowne & Co., Inc.; Boyd Gaming Corp.; BRE Properties, Inc.; BRE Properties, Inc., 4.13%, due 8/15/26; Brinker International, Inc.; Brookfield Asset Management, Inc.; Brown & Brown, Inc.; Bunge, Ltd.; CA, Inc.; Cabot, Corp.; California Pizza Kitchen, Inc.; Calpine Corp.; Calumet Specialty Products Partners LP; Camden Property Trust; Cameron International Corp., 2.50%, due 6/16/26; Campbell Soup Co.; Capital One Financial Corp.; Capitol Federal Financial; CARBO Ceramics, Inc.; Cardinal Health, Inc.; Carlisle Cos., Inc.; Carnival Corp., 2.00%, due 4/15/21; Carpenter Technology Corp.; Cash America International, Inc.; Celanese Corp.; Celestica, Inc.; Cellcom Israel, Ltd.; CenterPoint Energy, Inc.; Ceradyne, Inc.; Ceragon Networks Ltd.; Chemed Corp.; China Valves Technology, Inc.; CIGNA Corp.; Cisco Systems, Inc.; Citigroup Funding, Inc., 1.00%, due 7/20/12; Citizens Holding Co.; Clorox Co.; CMS Energy Corp., 2.88%, due 12/1/24; CNH Global NV; CNX Gas Corp.; Columbia Sportswear Co.; Commerce Bancshares, Inc.;Convergys Corp.; Cooper Industries plc; Copa Holdings S.A.; Core Laboratories NV; Corn Products International, Inc.; Cornell Cos., Inc.; Costco Wholesale Corp.; CR Bard, Inc.; Cree, Inc.; Crosstex Energy LP; Crown Castle International Corp.; Cytec Industries, Inc.; Danaher Corp., Zero Coupon, due 1/22/21; Danvers Bancorp, Inc.; Darden Restaurants, Inc.; DaVita, Inc.; Deere & Co.; Dell, Inc.; Delta Air Lines,

The accompanying notes are an integral part of the financial statements.	13

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Inc.; DeVry, Inc.; Diana Shipping, Inc.; Double-Take Software, Inc.; Dover Corp.; DPL, Inc.; DR Horton, Inc., 2.00%, due 5/15/14; Dresser-Rand Group, Inc.; Dril-Quip, Inc.; Eastman Chemical Co.; eBay, Inc.; Ecolab, Inc.; El Paso Corp.; Electronic Arts, Inc.; Emdeon, Inc.; Employer’s Holdings, Inc.; Energen Corp.; Entergy Corp.; Equinix, Inc.; EV Energy Partner LP; Everest Re Group, Ltd.; Exterran Holdings, Inc.; Ezchip Semiconductor Ltd.; F5 Networks, Inc.; Federal-Mogul Corp.; FedEx Corp.; Fifth Third Bancorp; Fist Financial Holdings, Inc.; Fiserv, Inc.; Flowserve Corp.; Fluor Corp., 1.50%, due 2/15/24; Ford Motor Co.; Forest Laboratories, Inc.; Gap, Inc. (The); Gardner Denver, Inc.; Gaylord Entertainment Co.; General Dynamics Corp.; Goldcorp, Inc.; Graco, Inc.; Guess?, Inc.; Gulf Resources, Inc.; Harman International Industries, Inc.; Harry Windsor Diamond Corp.; Harsco Corp.; Health Care REIT, Inc., 4.75%, due 12/1/26 to 7/15/27; Health Net, Inc.; Hewitt Associates, Inc.; Hi-Tech Pharmacal Co., Inc.; Hologic, Inc.; Hooker Furniture Corp.; Hospitality Properties Trust, 3.80%, due 3/15/27; Host Hotels & Resorts, Inc.; Host Hotels & Resorts LP, 3.25%, due 4/15/24; Hubell, Inc.; IAC/InterActiveCorp; IDT Corp.; Integrated Silicon Solution, Inc.; Interactive Data Corp.; Intersil Corp.; Invesco Ltd.; Jabil Circuit, Inc.; Jacobs Engineering Group, Inc.; Janus Capital Group, Inc., 3.25%, due 7/15/14; Jarden Corp.; Jinpan International Ltd.; JM Smucker Co. (The); Juniper Networks, Inc.; Kaiser Aluminum Corp.; KAR Auction Services, Inc.; KBR, Inc.; Kid Brands, Inc.; Kimberly-Clark, Corp.; Kinross Gold Corp.; Kohl’s Corp.; Kraft Foods, Inc.; L-3 Communications Holdings, Inc.; Lacrosse Footwear, Inc.; Lakeland Financial Corp.; Landstar System, Inc.; Las Vegas Sands Corp.; Lazard Ltd.; Leap Wireless International, Inc.; Lear Corp.; Legacy Reserves LP; Lexmark International, Inc.; Liberty Media Corp. - Interactive; Liberty Media Corp. - Starz; Linn Energy LLC; Loews Corp.; Logitech International S.A.; LS Starett Co.; M/I Homes, Inc.; MAP Pharmaceuticals, Inc.; Marathon Oil Corp.; Markel Corp.; Marvell  Technology Group Ltd.; Masco Corp.; Mattel, Inc.; McDermott International, Inc.; MDU Resources Group, Inc.; Mead Johnson Nutrition Co., MeadWestvaco Corp.; Media General, Inc.; Mednax, Inc.; Medtronic, Inc., 1.50%, due 4/15/11; Mercury General Corp.; Meritage Homes Corp.; Middleby Corp.; MidWestOne Financial Group, Inc.; Mirant Corp.; Molex, Inc.; Morgan Stanley; NASDAQ OMX Group, Inc., 2.50%, due 8/15/13; National Retail Properties, Inc., 3.95% to 5.13%, due 9/15/26 to 6/15/28; National Semiconductor Corp.; NCR Corp.; Netgear, Inc.; NeuStar, Inc.; Newmont Mining Corp.; NiSource, Inc.; Noble Corp.; Noble Energy, Inc.; Northeast Utilities; NV Energy, Inc.; NVIDIA Corp.; NYSE Euronext; Oceaneering International, Inc.; Old Republic International Corp., 8.00%, due 5/15/12; Omnicom Group, Inc.; Oshkosh Corp.; Overseas Shipholding Group, Inc.; Pan American Silver Corp.; Panera Bread Co.; Pantry, Inc. (The); Patterson-UTI Energy, Inc.; Penn West Energy Trust; Pentair, Inc.; PetSmart, Inc.; PHH Corp., 4.00%, due 9/1/14; Phillips-Van Heusen Corp.; Pinnacle West Capital Corp.; Polaris Industries, Inc.; Potash Corp. of Saskatchewan, Inc.; PPG Industries, Inc.; PPL Corp.; Precision Castparts Corp.; Progress Energy, Inc.; Progressive Corp. (The); Protective Life Corp.; Providence Service Corp. (The); Prudential Financial, Inc., Zero Coupon, due 12/12/36; Pulte Group, Inc.; QIAGEN NV; Quanta Services, Inc.; Rambus, Inc.; Raytheon Co.; Realty Income Corp.; Red Hat, Inc.; Regal Entertainment Group; Regency Energy Partners LP; Republic Services, Inc.; Research in Motion Ltd.; Rockwell Automation, Inc.; Royal Bank of Canada; Ryder System, Inc.; S&T Bancorp, Inc.; Sempra Energy; Signet Jewelers Ltd.; Skyworks Solutions, Inc.; Sohu.com, Inc.; Sourcefire, Inc.; Southern Union Co.; Southwest Airlines Co.; Southwest Water Co.; Southwestern Energy Co.; Spirit Aerosystems Holdings, Inc.; SPX Corp.; St. Jude Medical, Inc.; St. Mary Land & Exploration Co.; SunPower Corp.; Switch & Data Facilities Co., Inc.; SXC Health Solutions Corp.; SY Bancorp, Inc.;

14	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Sybase, Inc.; T Rowe Price Group, Inc.; Taylor Capital Group, Inc.; TC Pipelines LP; TCF Financial Corp.; TECO Energy, Inc.; Teekay Tankers Ltd.; Teleflex, Inc.; Telephone & Data Systems, Inc.; Telvent GIT S.A.; Temple-Inland, Inc.; Tenneco, Inc.; Terra Nova Royalty Corp.; Texas Industries, Inc.; Texas Pacific Land Trust; Thermo Fisher Scientific, Inc.; Time Warner, Inc.; Timken Co.; TJX Cos, Inc.; Total Systems Services, Inc.; TRW Automotive Holdings Corp.; Tsakos Energy Navigation Ltd.; Tutor Perini Corp.; Tyco Electronics Ltd.; UFP Technologies, Inc.; UGI Corp.; Ulticom, Inc.; Ultra Petroleum Corp.; United States Cellular Corp.; United States Steel Corp.; United States Steel Corp., 4.00%, due 5/15/14; Universal Health Services, Inc.; Unum Group; URS Corp.; Urstadt Biddle Properties, Inc.; US Bancorp, Zero Coupon, due 8/21/35 to 2/6/37; USANA Health Sciences, Inc.; UTI Worldwide, Inc.; Vali Resorts, Inc.; Valspar Corp.; Vectren Corp.; Ventas, Inc., 3.88%, due 11/15/11; Viacom, Inc.; Viasystems Group, Inc.; Virgin Media, Inc.; Viropharma, Inc.; Vishay Intertechnology, Inc.; VMware, Inc.; Volcom, Inc.; Vornado Realty LP, 3.88%, due 4/15/25; Vornado Realty Trust, 3.63%, due 11/15/26; W&T Offshore, Inc.; Waddell & Reed Financial, Inc.; Walter Investment Management Corp.; Warner Chilcott plc; Washington Post Co. (The); Washington Real Estate Investment Trust, 3.88%, due 9/15/26; Waste Services, Inc.; Waters Corp.; Watson Pharmaceuticals, Inc.; Weingarten Realty Investors; Weingarten Realty Investors, 3.95%, due 8/1/26; Werner Enterprises, Inc.; Westport Innovations, Inc.; Whole Foods Market, Inc.; Wonder Auto Technology, Inc.; XL Capital Ltd.; Yamana Gold, Inc.; Zimmer Holdings, Inc., valued at $571,373.

	$530,000	$530,000

Credit Suisse Securities USA, LLC, 0.36%, dated 4/30/10, due 5/3/10, repurchase price $450,012; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: 1st Source Corp.; Acxiom Corp.; Advanced Energy Industries, Inc.; AGL Resources, Inc.; Agree Realty Corp; Air Methods Corp.; Alamo Group, Inc.; Alaska Air Group, Inc.; Albermarle Corp.; Alexander’s, Inc.; Alico, Inc.; Alkermes, Inc.; AMCOL International Corp.; Amdocs Ltd.; American Financial Group, Inc.; Amerco, Inc.; America Service Group, Inc.; American Dental Partners, Inc.; American Eagle Outfitters, Inc.; American National Insurance Co.; American Safety Insurance Holdings, Ltd.; American Science & Engineering, Inc.; Ameris Bancorp; Analogic Corp.; Anaren, Inc.; Apco Oil & Gas International, Inc.; Apogee Enterprises, Inc.; Apollo Investments Corp.; Applied Industrial Technologies, Inc.; Applied Signal Technology, Inc.; Arch Coal, Inc.; Arctic Cat, Inc.; Arden Group, Inc.; Arrow Electronics, Inc.; Arrow Financial Corp.; Arthrocare Corp.; Aspen Insurance Holdings Ltd.; Aspen Technology, Inc.; Astronics Corp.; ATC Technology Corp./IL; Atlantic Tele Networks, Inc.; ATMI, Inc.; Atmos Energy Corp.; Atrion, Inc.; Atwood Oceanics, Inc.; Baldwin & Lyons, Inc.; Bancfirst Corp.; Banco Latinoamericano de Comercio Extertior S.A.; Barrick Gold Corp.; Beckman Coulter, Inc.; Bel Fuse, Inc.; Bio-Rad Laboratories, Inc.; BioSpecifics Technologies Corp.; Blackrock Kelso Capital Corp.; Blyth, Inc.; Bob Evans Farms, Inc.; Borgwarner, Inc.; Boston Beer Co., Inc.; Bottomline Technologies, Inc.; Brigham Exploration Co.; Brown Shoe Co., Inc.; Brown-Forman Corp.; Brush-Engineered Materials, Inc.; Buckeye Technologies, Inc.; Buffalo Wild Wings, Inc.; Cabot Corp.; Cadiz, Inc.; Camden Property Trust; Cardinal Financial Corp.; Cascade Corp.; Cato Corp. (The); Celestica, Inc.; Central Vermont Public Service Corp.; Century Aluminum Co.; Ceradyne, Inc.; Checkpoint Systems, Inc.; Chesapeake Utilities Corp.; Chicago Bridge & Iron Co., NV; Christopher & Banks Corp.; Churchill Downs, Inc.; Citizens & Northern Corp.; CKE Restaurants, Inc.; CAN Surety, Inc.; Coca-Cola Bottling Co.,Consolidated; Coherent, Inc.; Colonial Properties Trust; Columbia Sportswear Co.; Comcast Corp.; Commerce Bancshares, Inc.; CommScope, Inc.; Conmed Corp.; Consolidated Graphics, Inc.; Consolidated-Tomoka Land Co.; Constellation Brands, Inc.; Contango Oil & Gas Co.; Cooper Cos., Inc. (The); Corn Products International, Inc.; Cornell Cos., Inc.; Corvel Corp.; Courier Corp.; CPI Corp.; Cracker Barrel Old Country Store, Inc.;

The accompanying notes are an integral part of the financial statements.	15

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Credicorp. Ltd.; Credit Acceptance Corp.; Crosstex Energy LP; Crown Castle International Corp.; Crown Holdings, Inc.; CSS Industries, Inc.; Cubist Pharmaceuticals, Inc.; Curtiss-Wright Corp.; Cyberonics, Inc.; Cytec Industries, Inc.; Deckers Outdoor Corp.; Deluxe Corp.; Developers Diversified Realty Corp.; Digi International, Inc.; Dime Community Bancshares; Dorchester Minerals LP; DPL, Inc.; Ducommun, Inc.; Duke Realty Corp.; DXP Enterprises, Inc.; Dycom Industries, Inc.; Dynamic Materials Corp.; Eastern Co. (The); Echelon Corp.; Eclipsys Corp.; Electro Rent Corp.; Electronics for Imaging, Inc.; EMC Insurance Group, Inc.; Empire District Electric Co. (The); Endurance Specialty Holdings Ltd.; Energen Corp.; Entercom Communications Corp.; Enzon Pharmaceuticals, Inc.; EPIQ Systems, Inc.; Euronet Worldwide, Inc.; Exactech, Inc.; Exponent, Inc.; Ezcorp, Inc.; FARO Technologies, Inc.; FBL Financial Group, Inc.; Federal Agricultural Mortgage Corp.; Federal Signal Corp.; FEI Co.; Ferro Corp.; Finish Line, Inc. (The); First Cash Financial Services, Inc.; First Citizens BancShares, Inc./NC; First Defiance Financial Corp.; First Financial Bankshares, Inc.; First Financial Corp./IN; First Financial Holdings, Inc.; First Potomac Realty Trust; Flushing Financial Corp.; Forest City Enterprises, Inc.; Forrester Research, Inc.; Fossil, Inc.; Franklin Electric Co., Inc.; Franklin Street Properties Corp.; Fred’s, Inc.; Frisch’s Restaurants, Inc.; G&K Services, Inc.; GAMCO Investors, Inc.; Gardner Denver, Inc.; General Growth Properties, Inc.; Genesco, Inc.; GeoEye, Inc.; Georgia Gulf Corp.; Gibraltar Industries, Inc.; G-III Apparel Group Ltd.; Global Crossing Ltd.; Graham Corp.; Guess?, Inc.; Gulf Island Fabrication, Inc.; Gymboree Corp.; Hansen Natural Corp.; Hawk Corp.; HCC Insurance Holdings, Inc.; Health Net, Inc.; HEICO Corp.; Heidrick & Struggles International, Inc.; Helen of Troy Ltd.; Hercules Technology Growth Capital, Inc.; Herley Industries, Inc.; Highwoods Properties, Inc.; Home Properties, Inc.; Impax Laboratories, Inc.; Integra LifeSciences Holdings Corp.; Interactive Data Corp.; Intermec, Inc.; Isle of Capri Casinos, Inc.;  Isramco, Inc.; Jarden Corp.; Kendle International, Inc.; Kyocera Corp.; LaBarge, Inc.; Ladish Co., Inc.; LMI Aerospace, Inc.; Mac-Ray Corp.; Magellan Health Services, Inc.; Main Street Capital Corp.; MarineMax, Inc.; Marlin Business Services Corp.; MAXIMUS, Inc.; Michael Baker Corp.; Midas, Inc.; Midsouth Bancorp, Inc.; MKS Instruments, Inc.; National Healthcare, Inc.; Nationwide Health Properties, Inc.; Nelnet, Inc.; Northwest Pipe Co.; OfficeMax, Inc.; OYO Geospace Corp.; Palomar Medical Technologies, Inc.; Panera Bread Co.; Pantry, Inc. (The); Pennichuck Corp.; PF Chang’s China Bistro, Inc.; Portec Rail Products, Inc.; Renaissance Learning, Inc.; Republic Bancorp, Inc./KY; Rex Stores Corp.; RG Barry Corp.; Rick’s Cabaret International, Inc.; RTI International Metals, Inc.; Santander BanCorp; Sauer-Danfoss, Inc.; SCBT Financial Corp.; School Specialty, Inc.; Select Comfort Corp.; Stoneridge, Inc.; Synovis Life Technologies, Inc.; Syntel, Inc.; Talisman Energy, Inc.; TC Pipelines LP; Tesco Corp.; TNS, Inc.; Triangle Capital Corp.; Universal Technical Institute, Inc.; Urstadt Biddle Properties, Inc.; Varian, Inc.; Varian Semiconductor Equipment Associates, Inc.; Vitran Corp., Inc.; Warnaco Group, Inc. (The); Waste Connections, Inc.; WR Grace & Co.; Young Innovations, Inc., valued at $425,291.

	$405,000	$405,000
Deutsche Bank Securities, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $399,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.00% to 6.50%, due 2/1/38 to 1/1/40; Federal National Mortgage Association, Adjustable Rate Mortgages, 5.48% to 5.69%, due 5/1/37 to 5/1/38; Government National Mortgage Association, Fixed Rate Mortgages, 4.00% to 4.50%, due 4/15/25 to 4/1/39, valued at $410,970.	399,000	399,000

Deutsche Bank Securities, Inc., 0.31%, dated 4/30/10, due 5/3/10, repurchase price $150,004; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: American Express Co., 7.00%, due 3/19/18; AvalonBay Communities, 5.70%,

16	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

due 3/15/17; BNP Paribas, 5.19%; BSKYB Finance UK plc, 5.63%, due 10/15/15; Burlington Northern Santa Fe LLC, 7.00%, due 2/1/14; Comcast Corp., 6.50% to 6.55%, due 1/15/15 to 7/1/39; Credit Suisse/Guernsey, 1.13%; Deutsche Telekom International Finance BV, 6.75%, due 8/20/18; Diamond Offshore Drilling, Inc., 5.70%, due 10/15/39; FPL Group Capital, Inc., 7.88%, due 12/15/15; Kellogg Co., 5.13%, due 12/3/12; News America Holdings, Inc., 8.88%, due 4/26/23; News America, Inc., 7.85%, due 3/1/39; Rio Tinto Finance USA Ltd., 9.00%, due 5/1/19; Thermo Fisher Scientific, Inc., 3.25%, due 11/20/14; Torchmark Corp., 6.38%, due 6/15/16; Vodafone Group plc, 5.00%, due 12/16/13; Wellpoint, Inc., 7.00%, due 2/15/19, valued at $157,500.

	$150,000	$150,000

Deutsche Bank Securities, Inc., 0.56%, dated 4/30/10, due 5/3/10, repurchase price $80,004; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Bunge, Ltd., 4.88%, CMS Energy Corp., 2.88%, due 12/1/24; Fifth Third Bancorp, 8.50%; Hospitality Properties Trust. 3.80%, due 3/15/27; Host Hotels & Resorts LP, 3.25%, due 4/15/24; Medtronic, Inc., 1.50%, due 4/15/11; Old Republic International Corp., 8.00%, due 5/15/12; PHH Corp., 4.00%, due 9/1/14; Reckson Operating Partnership LP, 4.00%, due 6/15/25; Reinsurance Group of America, Inc., 5.75%, due 3/18/51; SLM Corp., 7.25%, due 12/15/10; Tech Data Corp., 2.75%, due 12/15/26; Teva Pharmaceutical Finance Co. BV, 1.75%, due 2/1/26; Teva Pharmaceutical Finance Co., LLC, 0.25%, due 2/1/26; United States Steel Corp., 4.00%, due 5/15/14; Wells Fargo & Co., 7.50%, valued at $89,601.

	80,000	80,000

Goldman Sachs & Co., 0.18%, dated 4/30/10, due 5/3/10, repurchase price $300,005; fully collateralized by U.S. agency securities and corporate bonds at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgages, 1.60% to 5.00%, due 10/1/12 to 1/22/24; Federal Home Loan Banks, Fixed Rate Mortgages, 1.88% to 5.38%, due 6/10/11 to 11/17/17; Federal  Home Loan Bank Discount Notes, Zero Coupon, due 5/10/10; Federal Home Loan Mortgage Corp., 0.26%, due 2/10/12; Federal National Mortgage Association, 5.16%, due 6/26/23; Tennessee Valley Authority, 4.38% to 6.79%, due 1/18/11 to 9/15/39, valued at $306,302.

	300,000	300,000

Goldman Sachs & Co., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $133,941; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 6.14% to 6.43%, due 5/1/37 to 7/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.00% to 8.00%, due 3/1/13 to 4/1/40; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.45% to 5.25%, due 2/1/32 to 9/1/35; Federal National Mortgage Association, Fixed Rate Mortgages, 4.00% to 10.00%, due 12/1/14 to 4/1/40, valued at $137,957.

	133,939	133,939
JPMorgan Chase & Co., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $100,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgages, 5.50% to 6.00%, due 9/15/38 to 4/15/40, valued at $100,004.	100,000	100,000

JPMorgan Chase & Co., 0.41%, dated 4/30/10, due 5/3/10, repurchase price $80,003; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Ace Ltd.; Allergan, Inc.; Allied World Assurance Co. Holdings Ltd.; Analog Devices; AOL, Inc., Bemis Co., Inc.; BMC Software, Inc.; Brinker International, Inc.; Brink’s Home Security Holdings, Inc.; Casey’s General Stores, Inc.; CIGNA Corp.; Cloud Peak Energy, Inc.; Cobalt International Energy, Inc.; Cogent Communications Group, Inc.; Comcast Corp.; Computer Sciences Corp.; Cybersource Corp.; Dollar Thrifty Automotive Group, Inc.; Everest Re Group Ltd.; Goodyear Tire & Rubber Co. (The); Harsco Corp.; Ingram Micro, Inc.; Knightsbridge Tankers Ltd.; Massey Energy Co.; McAfee, Inc.; Millipore Corp.; Nationwide Health Properties, Inc.;

The accompanying notes are an integral part of the financial statements.	17

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
NVR, Inc.; PennantPark Investments Corp.; Synopsys, Inc.; Techne Corp.; Terra Nova Royalty Corp.; Tupperware Brands Corp.; XTO Energy Corp., valued at $84,009.	$80,000	$80,000

Merrill Lynch, 0.56%, dated 4/30/10, due 5/3/10, repurchase price $205,010; fully collateralized by common stocks and corporate bonds at the date of this Portfolio of Investments as follows: Abbott Laboratories; Abraxis Bioscience, Inc.; Amgen, Inc., Zero Coupon to 0.37%, due 2/1/13 to 3/1/32; Apple, Inc.; Carnival Corp., Zero Coupon, due 10/24/21 to 4/29/33; CIGNA Corp.; Dr.Pepper Snapple Group, Inc.; Endo Pharmaceuticals Holdings, Inc.; Everest RE Group Ltd.; Goldman Sachs Group, Inc. (The); Google, Inc.; Halliburton Co.; Health Care REIT, Inc., 3.00%, due 12/1/29; Humana, Inc.; Lender Processing Services, Inc.; Loews Corp.; Medtronic, Inc., 1.50% to 1.63%, due 4/15/11 to 4/15/13; Monsanto Co.; National Retail Properties, Inc., 3.95%, due 9/15/26; Noble Corp.; Occidental Petroleum Corp.; Onyx Pharmaceuticals, Inc.; Pall Corp.; Potash Corp. of Saskatchewan, Inc.; Sport Supply Group, Inc.; Talisman Energy, Inc.; Transocean, Inc., 1.50%, due 12/15/37; United Fire & Casualty Co.; U.S. Bancorp, Zero Coupon, due 9/20/36; Valero Energy Corp.; Vornado Realty Trust, 2.85%, due 4/1/27, valued at $219,163.

	205,000	205,000
RBC Capital Markets Corp., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $200,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgage, 4.69% to 5.73%, due 6/1/36 to 9/1/39; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 5.00%, due 4/1/29; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.02% to 5.43%, due 7/1/37 to 3/1/38; Federal National Mortgage Association, Fixed Rate Mortgages 3.34% to 5.00%, due 2/1/15 to 5/1/40, valued at $206,000.	200,000	200,000
RBC Capital Markets Corp., 0.33%, dated 4/30/10, due 5/3/10, repurchase price $120,003; fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Anglesea Funding LLC, Zero Coupon, due 5/12/10 to 5/13/10; Mont Blanc Capital Corp., Zero Coupon, due 5/27/10, valued at $126,000.	120,000	120,000

RBC Capital Markets Corp., 0.35%, dated 4/30/10, due 5/3/10, repurchase price $160,005; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: FirstEnergy Solutions Corp., 6.05%, due 8/15/21; Goldman Sachs Group, Inc. (The), 5.45%, due 11/1/12; Lowe’s Cos., Inc., 5.80%, due 4/15/40; Morgan Stanley, 5.45%, due 1/9/17; PepsiCo., Inc./NC, 5.50%, due 1/15/40; Potash Corp. of Saskatchewan, Inc., 5.25%, due 5/15/14; Republic of Korea, 7.13%, due 4/16/19; Royal Bank of Canada, 3.13%, due 4/14/15; Telecom Italia Capital S.A., 6.18%, due 6/18/14; Time Warner, Inc., 6.20%, due 3/15/40; TransAlta Corp., 4.75%, due 1/15/15; Vodafone Group plc, 6.15%, due 2/27/37, valued at $168,000.

	160,000	160,000
RBC Capital Markets Corp., 0.43%, dated 4/30/10, due 5/3/10, repurchase price $120,004; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: BorgWarner, Inc., 8.00%, due 10/1/19; DISH DBS Corp., 7.13%, due 2/1/16; Freeport-McMoRan Copper & Gold, Inc., 8.38%, due 4/1/17; Gannett Co., Inc., 8.75%, due 11/15/14; Kinder Morgan, Inc., 6.50%, due 9/1/12; Ltd. Brands, Inc., 6.95%, due 3/1/33; Macy’s Retail Holdings, Inc., 8.13%, due 8/15/35; Rockies Express Pipeline LLC, 3.90%, due 4/15/15; Sealed Air Corp., 7.88%, due 6/15/17, valued at $126,000.	120,000	120,000
RBS Securities, Inc., 0.21%, dated 4/30/10, due 5/3/10, repurchase price $450,008; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.50%, due 3/31/13; U.S. Treasury Bond, 4.63%, due 2/15/40, valued at $459,000.	450,000	450,000
Societe Generale N.A., Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $2,700,045; fully collateralized by U.S. agency

18	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 7.00%, due 8/1/20 to 12/1/47; Federal National Mortgage Association, Fixed Rate Mortgages, 3.50% to 7.00%, due 10/1/19 to 11/1/49, valued at $2,781,000.	$2,700,000	$2,700,000
Total Repurchase Agreements (Cost $8,450,939)		8,450,939
Total Investments (100.0%) (Cost $15,194,636)		15,194,636
Liabilities in Excess of Other Assets (0.0%)		(2,657)
Net Assets (100%)		$15,191,979

(a)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  The rates shown are the effective yields at the date of purchase.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	55.6%
Commercial Paper	25.1
Certificates of Deposit	14.8
Other*	4.5
Total Investments	100.0%

* Investment types representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit
International Banks	$—	$2,255,000	$—	$2,255,000
Commercial Paper
Banking	—	10,000	—	10,000
International Banks	—	3,795,738	—	3,795,738
Total Commercial Paper	—	3,805,738	—	3,805,738
Floating Rate Notes
International Banks	—	495,000	—	495,000
U.S. Agency Securities	—	187,959	—	187,959
Total Floating Rate Notes	—	682,959	—	682,959
Repurchase Agreements	—	8,450,939	—	8,450,939
Total Assets	—	15,194,636	—	15,194,636
Total	$—	$15,194,636	$—	$15,194,636

The accompanying notes are an integral part of the financial statements.	19

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Securities (41.1%)
Federal Home Loan Bank,
0.05%, 11/12/10 (b)	$235,000	$234,935
0.07%, 11/18/10 (b)	292,000	291,947
0.08%, 11/19/10 (b)	400,000	399,952
0.16%, 5/21/10 (d)	25,000	24,998
0.18%, 8/1/11 (b)	73,000	72,972
0.26%, 10/27/10 (b)	165,000	165,000
0.27%, 10/29/10	50,000	49,991
0.28%, 11/8/10	29,000	28,993
0.55%, 7/20/10	50,000	50,000
2.27%, 5/24/10 (d)	25,000	24,998
Federal Home Loan Mortgage Corp.,
0.01%, 9/2/10 (d)	175,000	174,846
0.08%, 8/2/10 (d)	75,000	74,960
0.19%, 8/18/10 (d)	80,000	79,942
0.21%, 6/16/10 (d)	50,000	49,988
0.26%, 10/26/11 (b)	60,000	59,965
0.32%, 9/7/10 (d)	76,500	76,434
Federal National Mortgage Association,
0.09%, 7/1/10 (d)	105,000	104,958
0.15%, 6/1/10 (d)	123,000	122,951
0.16%, 8/11/11 (b)	75,000	74,952
0.38%, 8/2/10 (d)	50,000	49,973
0.40%, 7/1/10 (d)	10,000	9,996
1.49%, 8/9/10 (d)	30,000	29,982
4.25%, 8/15/10	130,000	131,520
Total U.S. Agency Securities (Cost $2,384,253)		2,384,253

U.S. Treasury Securities (3.5%)
U.S. Treasury Bills,
0.31%, 8/26/10 (c)	100,000	99,899
0.38%, 7/15/10 (c)	60,500	60,450
U.S. Treasury Note,
0.26%, 9/30/10	42,500	42,788
Total U.S. Treasury Securities (Cost $203,137)		203,137

Repurchase Agreements (55.9%)
Barclay Capital, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $445,007; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage, 5.56%, due 3/1/39; Federal National Mortgage Association, Fixed Rate Mortgages, 4.50% to 6.50%, due 7/1/19 to 1/1/40; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 5.44% to 6.23%, due 10/1/37 to 2/1/38; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 6.50%, due 5/1/21 to 10/1/39, valued at $458,350.	445,000	445,000

Citigroup Global Markets, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $600,010; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.70% to 5.77%, due 12/1/34 to 8/1/37; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 6.50%, due 10/1/26 to 4/1/40; Federal National Mortgage Association, Adjustable Rate Mortgages, 1.97% to 6.24%, due 3/1/34 to 11/1/39; Federal National Mortgage Association, Fixed Rate Mortgages, 4.00% to 6.50%, due 1/1/18 to 2/1/40; Government National Mortgage Association, Fixed Rate Mortgages, 4.00% to 6.50%, due 12/20/24 to 2/15/44, valued at $618,000.

	600,000	600,000
Credit Suisse Securities USA LLC, 0.20%, dated 4/15/10, due 5/14/10, repurchase price $100,016; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 2.00% to 6.60%, due 10/1/16 to 5/1/40, valued at $103,004.	100,000	100,000
Deutsche Bank Securities, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $115,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages, 3.57% to 5.89%, due 10/1/33 to 7/1/38, valued at $118,450.	115,000	115,000
Goldman Sachs & Co., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $189,543; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% to 9.50%, due 12/1/12 to 8/1/47; Federal National Mortgage Association, Adjustable Rate Mortgages, 2.22% to 6.24%, due 7/1/33 to 4/1/37; Federal National Mortgage Association, Fixed Rate Mortgages; 3.50% to 9.00%, due 6/1/18 to 4/1/40, valued at $195,226.	189,540	189,540

20	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
HSBC Securities USA, Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $200,003; fully collateralized by a U.S. agency security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 5.00%, due 4/1/40, valued at $206,001.	$200,000	$200,000
RBC Capital Markets Corp., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $250,004; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, Fixed Rate Mortgages, 2.49% to 3.63%, due 3/3/14 to 3/29/17; Federal Home Loan Banks, Fixed Rate Mortgage, 2.00%, due 4/26/13; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 2.00% to 3.25%, due 11/5/12 to 10/29/15, valued at $255,000.	250,000	250,000
RBS Securities, Inc., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $50,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 1.50%, due 10/31/10, valued at $51,004.	50,000	50,000
RBS Securities, Inc., 0.21%, dated 4/30/10, due 5/3/10, repurchase price $150,003; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.50%, due 3/31/13, valued at $153,005.	150,000	150,000
RBS Securities, Inc., 0.21%, dated 4/30/10, due 5/3/10, repurchase price $1,000,018; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 4.63%, due 2/15/40; U.S. Treasury Notes, 1.75% to 2.38%, due 4/15/13 to 2/28/15, valued at $1,020,004.	1,000,000	1,000,000
Societe Generale N.A., Inc., 0.20%, dated 4/30/10, due 5/3/10, repurchase price $150,003; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages, 5.00% to 5.55%, due 10/1/39 to 4/1/40, valued at $154,500.	150,000	150,000
Total Repurchase Agreements (Cost $3,249,540)		3,249,540
Total Investments (100.5%) (Cost $5,836,930)		5,836,930
Liabilities in Excess of Other Assets (0.5%)		(28,337)
Net Assets (100%)		$5,808,593

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2010.

(c)                                  Rates shown are the yield to maturity at April 30, 2010.

(d)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	55.7%
U.S. Agency Securities	40.8
Other*	3.5
Total Investments	100.0%

* Investment types representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$2,384,253	$—	$2,384,253
U.S. Treasury Securities	—	203,137	—	203,137
Repurchase Agreements	—	3,249,540	—	3,249,540
Total Assets	—	5,836,930	—	5,836,930
Total	$—	$5,836,930	$—	$5,836,930

The accompanying notes are an integral part of the financial statements.	21

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Securities (91.5%)
Federal Farm Credit Bank,
0.26%, 3/28/11 (b)	$10,000	$10,003
0.29%, 9/15/11 (b)	13,125	13,132
Federal Home Loan Bank,
Zero Coupon, 5/3/10 - 7/16/10 (d)	472,297	472,266
0.05%, 11/12/10 (b)	10,000	9,997
0.07%, 11/18/10 (b)	20,000	19,996
0.08%, 11/19/10 (b)	25,000	24,997
0.15%, 8/1/11 (b)	7,000	6,997
0.19%, 11/26/10 (b)	15,000	15,000
0.20%, 7/13/10- 7/16/10 (b)	12,000	12,000
0.26%, 10/27/10 (b)	10,000	10,000
0.27%, 10/29/10	8,500	8,498
0.28%, 11/8/10	5,000	4,999
0.52%, 6/1/10	6,500	6,500
0.55%, 7/20/10	5,000	5,000
3.00%, 6/11/10	8,125	8,151
4.25%, 6/11/10	15,050	15,118
4.55%, 6/22/10	1,500	1,509
5.25%, 6/11/10	1,845	1,856
Federal Home Loan Mortgage Corp.,
Zero Coupon, 6/16/10 (d)	8,000	7,998
Total U.S. Agency Securities (Cost $654,017)		654,017

U.S. Treasury Securities (9.1%)
U.S. Treasury Bills,
0.14%, 5/20/10 (c)	15,000	14,999
0.16%, 6/24/10 (c)	12,000	11,997
0.25%, 10/14/10 (c)	7,500	7,492
0.32%, 8/26/10 (c)	8,000	7,992
0.40%, 7/15/10 (c)	3,000	2,997
U.S. Treasury Note,
2.00%, 9/30/10	19,250	19,387
Total U.S. Treasury Securities (Cost $64,864)		64,864
Total Investments (100.6%) (Cost $718,881)		718,881
Liabilities in Excess of Other Assets (-0.6%)		(4,586)
Net Assets (100%)		$714,295

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2010.

(c)                                  Rates shown are the yield to maturity at April 30, 2010.

(d)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Agency Securities	91.0%
U.S. Treasury Securities	9.0
Total Investments	100.0%

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$654,017	$—	$654,017
U.S. Treasury Securities	—	64,864	—	64,864
Total Assets	—	718,881	—	718,881
Total	$—	$718,881	$—	$718,881

22	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (32.0%)
U.S. Treasury Bills,
0.14%, 5/20/10 - 7/1/10 (c)	$539,000	$538,873
0.15%, 5/13/10 (c)	126,000	125,993
0.16%, 6/3/10 (c)	75,000	74,989
0.18%, 6/24/10 (c)	149,000	148,960
0.24%, 10/14/10 - 10/28/10 (c)	134,000	133,848
0.40%, 7/15/10 (c)	25,000	24,979
0.44%, 5/6/10 (c)	75,000	74,995
U.S. Treasury Note,
2.00%, 9/30/10	246,500	248,272
Total U.S. Treasury Securities (Cost $1,370,909)		1,370,909

Repurchase Agreements (68.0%)
Bank of America Securities LLC, 0.19%, dated 4/30/10, due 5/3/10, repurchase price $295,005; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 1.88% to 3.25%, due 6/15/12 to 5/31/16, valued at $300,900.	295,000	295,000
Barclays Capital, Inc., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $307,495; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.25%, due 3/31/17, valued at $313,640.	307,490	307,490
BNP Paribas Securities Corp., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $200,003; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 1.88% to 3.38%, due 2/28/14 to 11/15/19, valued at $204,000.	200,000	200,000
Citigroup, Inc., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $300,005; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.13%, due 5/15/21; U.S. Treasury Note, 4.00%, due 8/15/18, valued at $306,000.	300,000	300,000
Credit Suisse Securities USA LLC, 0.18%, dated 4/30/10, due 5/3/10, repurchase price $80,001; fully collateralized by a U.S treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 3.13%, due 1/31/17, valued at $81,602.	80,000	80,000
Deutsche Bank Securities, Inc., 0.18%, dated 4/30/10, due 5/3/10, repurchase price $245,004; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 7.50%, due 11/15/16; U.S. Treasury Notes, 0.88% to 3.13%, due 12/31/10 to 9/30/13, valued at $249,900.	245,000	245,000
JPMorgan Chase& Co., 0.18%, dated 4/30/10, due 5/3/10, repurchase price $11,000; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.38%, due 9/30/14, valued at $11,221.	11,000	11,000
RBS Securities, Inc., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $1,025,016; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 4.50% to 7.63%, due 2/15/23 to 2/15/36; U.S. Treasury Notes, 0.75% to 3.88%, due 2/28/11 to 2/15/16, valued at $1,020,003.	1,025,000	1,025,000
RCB Capital Markets Corp., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $100,002; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 1.00%, due 4/30/12, valued at $102,000.	100,000	100,000
Societe Generale N.A., Inc., 0.19%, dated 4/30/10, due 5/3/10, repurchase price $350,006; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Inflation Indexed Bonds 2.00% to 2.38%, due 1/15/25 to 1/15/26; U.S. Treasury Inflation Indexed Notes, 2.00% to 2.38%, due 4/15/12 to 1/15/17; U.S. Treasury Bond, 7.25%, due 8/15/22; U.S. Treasury Note, 3.63%, due 5/15/13; U.S. Treasury Principal STRIPS, Zero Coupon, due 2/15/23, valued at $357,000.	350,000	350,000
Total Repurchase Agreements (Cost $2,913,490)		2,913,490
Total Investments (100.0%) (Cost $4,284,399)		4,284,399
Liabilities in Excess of Other Assets (0.0%)		(173)
Net Assets (100%)		$4,284,226

(c)	Rates shown are the yield to maturity at April 30, 2010.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.	23

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Treasury Portfolio

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	68.0%
U.S. Treasury Securities	32.0
Total Investments	100.0%

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$1,370,909	$—	$1,370,909
Repurchase Agreements	—	2,913,490	—	2,913,490
Total Assets	—	4,284,399	—	4,284,399
Total	$—	$4,284,399	$—	$4,284,399

24	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (100.0%)
U.S. Treasury Bills,
0.10%, 5/20/10 (c)	$1,000	$1,000
0.13%, 5/6/10 (c)	5,500	5,500
0.13%, 7/15/10 (c)	1,233	1,233
0.14%, 5/13/10 - 5/27/10 (c)	8,612	8,611
0.15%, 6/17/10 (c)	2,000	1,999
0.16%, 6/24/10 (c)	990	990
0.17%, 6/3/10 (c)	1,490	1,490
0.18%, 8/26/10 (c)	750	749
0.24%, 10/28/10 (c)	250	250
0.25%, 10/14/10 (c)	1,000	999
U.S. Treasury Note,
0.26%, 9/30/10	750	756
Total U.S. Treasury Securities (Cost $23,577)		23,577
Total Investments (100.0%) (Cost $23,577)		23,577
Liabilities in Excess of Other Assets (0.0%)		(5)
Net Assets (100%)		$23,572

(c)	Rates shown are the yield to maturity at April 30, 2010.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$23,577	$—	$23,577
Total Assets	—	23,577	—	23,577
Total	$—	$23,577	$—	$23,577

The accompanying notes are an integral part of the financial statements.	25

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (99.9%)
Annual Variable Rate Bonds (0.7%)
Monroe County Development Authority, GA, Georgia Power Co., Scherer Plant Second,
Series 2008,
0.80%, 11/1/48 (b)	$4,000	$4,000
New York Liberty Development Corp., NY, World Trade Center,
Series 2009 A,
0.50%, 12/1/49 (b)	14,000	14,000
		18,000
Commercial Paper (7.4%) (e)
Austin, TX, Combined Utility Systems,
Series 2000 A
0.32%, 5/14/10	5,000	5,000
Baltimore County, MD, Consolidated Public Improvement,
Series 2002 BANs
0.25%, 5/20/10	20,000	20,000
California Statewide Communities Development Authority, Kaiser Permanente,
Series 2004-E
0.31%, 5/27/10	15,000	15,000
Harris County Cultural Education Facilities Finance Corp., TX, Methodist Hospital System,
Series 2009 C-1,
0.33%, 10/5/10	28,000	28,000
Series 2009 C-1,
0.36%, 10/20/10	8,000	8,000
Jacksonville, FL,
Series A
0.34%, 5/25/10	9,000	9,000
King County, WA, Sewer,
Series A
0.34%, 5/25/10	10,000	10,000
Las Vegas Valley Water District, NV, Water,
Series 2004-B,
0.24%, 5/17/10	9,000	9,000
Series 04-B,
0.26%, 6/8/10	9,000	9,000
Massachusetts,
Series H
0.30%, 5/24/10	43,800	43,800
San Gabriel Valley Council of Governments, CA, Alameda Corridor East GANs
0.33%, 5/10/10	23,600	23,600
Texas Municipal Power Agency,
Series 2005 A
0.25%, 5/10/10	20,000	20,000
		200,400
Daily Variable Rate Bonds (6.1%)
Bartow County Development Authority, GA, Georgia Power Company Plant Bowen First,
Series 2009,
0.25%, 12/1/32	63,400	63,400
Columbia, SC, Waterworks & Sewer System,
Series 2009,
0.23%, 2/1/38	21,300	21,300
Harris County Cultural Education Facilities Financing Corp., TX, Methodist Hospital System,
Series 2008 C-1,
0.24%, 12/1/24	28,900	28,900
Series 2008 C-2,
0.24%, 12/1/27	10,100	10,100
Series 2009 C-2,
0.24%, 12/1/31	3,700	3,700
Monroe County Development Authority, GA, Georgia Power Co., Scherer Plant Second,
Series 2009,
0.25%, 10/1/48	24,700	24,700
Murray City, UT, IHC Health Services, Inc.,
Series 2005 D,
0.27%, 5/15/37	12,800	12,800
		164,900
Municipal Bonds & Notes (7.7%)
Akron, OH,
Series 2009 BANs,
1.38%, 6/24/10	5,315	5,317
Bellefontaine City School District, OH,
Series 2009 BANs,
1.00%, 12/15/10	4,000	4,012
Board of Cooperative Educational Services, NY, Suffolk County First Supervisory District,
Series 2009 RANs,
2.00%, 6/25/10	4,000	4,005
Cattaragus-Little Valley Central School District, NY,
Series 2009 B BANs,
2.25%, 7/30/10	4,767	4,777
Deerfield Township, OH,
Series 2009 BANs,
1.50%, 11/10/10	2,000	2,009
Downsville Central School District, NY,
Series 2009 BANs,
2.75%, 7/15/10	2,000	2,005
Elgin Local School District, OH, School Facilities Construction & Improvement,
Series 2009,
2.00%, 5/27/10	5,000	5,005
Florence County School District No. 001, SC,
Series 2009 Notes,
2.00%, 5/1/10	3,640	3,640
Forestville Central School District, NY,
Series 2009 BANs,
2.00%, 7/15/10	3,174	3,180
Georgia Municipal Gas Authority, Gas Portfolio III 2009,
Series G,
2.00%, 5/19/10	5,400	5,404
Class H Series H,
2.00%, 11/18/10	7,800	7,854

26	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds & Notes (cont’d)
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District,
Series 2009 RANs,
2.00%, 6/30/10	$8,000	$8,010
Series 2010 RANs,
2.00%, 6/30/10	6,000	6,014
Holland Patent Central School District, NY,
Series 2009 BANs,
2.00%, 6/25/10	3,000	3,000
Lansinburgh, NY, Central School District,
Series 2009 BANs,
2.00%, 6/23/10	3,405	3,405
Lewiston-Porter Central School District, NY,
Series 2009 BANs,
2.25%, 7/29/10	3,000	3,007
Lock Haven, PA,
Series 2009 B,
1.50%, 12/22/10	1,000	1,005
Lucas County, OH,
Series 2009 BANs,
1.00%, 7/22/10	4,000	4,003
Marion, OH,
Series 2009 B BANs,
1.75%, 10/13/10	4,000	4,009
Merrimack Valley Regional Transit Authority, MA,
Series 2009 RANs,
2.25%, 6/25/10	3,000	3,003
Michigan Municipal Bond Authority, State Aid,
Series 2009 C-3,
2.50%, 8/20/10	4,500	4,522
Michigan, Fiscal 2010,
Series A,
2.00%, 9/30/10	15,000	15,091
Mineola Union Free School District, NY,
Series 2009 BANs,
2.25%, 6/28/10	4,000	4,006
North Syracuse Central School District, NY,
Series 2009 BANs,
2.25%, 6/18/10	3,000	3,004
Penn Yan Central School District, NY,
Series 2009 BANs,
2.25%, 6/18/10	10,260	10,273
2.25%, 7/16/10	3,300	3,306
Pioneer Valley Transit Authority, MA,
Series 2009 RANs,
2.25%, 7/29/10	8,000	8,011
Red Creek Central School District, NY,
Series 2009 A BANs,
2.25%, 7/15/10	2,000	2,003
Schroon Lake Central School District, NY,
Series 2009 BANs,
2.00%, 6/18/10	2,450	2,452
Sodus Central School District, NY,
Series 2009 BANs,
2.00%, 6/25/10	2,000	2,000
South Glens Falls Central School District, NY,
Series 2009 BANs,
2.25%, 6/18/10	2,000	2,002
Syracuse, NY,
Series 2009 A RANs,
2.00%, 6/30/10	3,000	3,004
Texas,
Series 2009 TRANs,
2.50%, 8/31/10	39,600	39,867
Tompkins-Seneca-Tioga Board of Cooperative Educational Services, NY,
Series 2009 RANs
GO OF BRD,
2.00%, 6/30/10	6,000	6,007
Union Township, OH,
Series 2009 BANs,
1.25%, 9/14/10	5,270	5,281
Wadsworth City School District, OH,
Series 2009 Notes,
2.25%, 9/22/10	2,500	2,516
Wisconsin Rural Water Construction Loan Program Commission,
Series 2009 BANs,
1.50%, 11/15/10	6,000	6,024
Worcester Regional Transit Authority, MA,
Series 2009 RANs,
2.00%, 6/25/10	4,585	4,588
		206,621
Semi-Annual Variable Rate Bonds (0.2%)
Berks County Municipal Authority, PA, Reading Hospital & Medical Center,
Series 2009 A-5,
0.54%, 5/1/32(b)	6,000	6,000
Weekly Variable Rate Bonds (77.8%)
Alaska Housing Finance Corp., Home Mortgage,
Series 2009 A,
0.28%, 12/1/40	3,500	3,500
American Public Energy Agency, NE, Gas Supply,
Series 2005 A,
0.29%, 12/1/15	170,542	170,542
American Public Energy Agency, NE, National Public Gas Agency 2003,
Series A,
0.29%, 2/1/14	11,200	11,200
Arizona Health Facilities Authority, Banner Health,
Series 2008 D
ROCs II-R,
Series 11687,
0.45%, 7/1/25	1,600	1,600

The accompanying notes are an integral part of the financial statements.	27

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health, Series 2008 A, Custody Receipts,
Series 2008-1097,
0.30%, 1/1/35	$3,385	$3,385
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series 2008 A, Custody Receipts,
Series 2008-1149,
0.30%, 1/15/47	7,748	7,748
Austin Trust, NV, Clark County, Series 2008, Custody Receipts,
Series 2008-1171,
0.30%, 6/1/38	9,770	9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series 2007 A, Custody Receipts,
Series 2007-1031,
0.30%, 2/15/36	3,835	3,835
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultual Improvement & Power District Electric System, Series 2008 A Floater-TRs,
Series 21W,
0.31%, 1/1/38	5,000	5,000
Barclays Capital Municipal Trust Receipts, IL, Greater Chicago Metropolitan Water Reclamation District, Series 2007 C Floater-TRs,
Series 27B, Series 2009,
0.31%, 12/1/32	3,550	3,550
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System, Series 2009 B Floater-TRs,
Series 44B,
0.31%, 7/1/28	10,890	10,890
Series 2009 B Floater-TRs,
Series 44W,
0.31%, 7/1/38	7,000	7,000
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax, Series 2009 Floater-TRs,
Series 2009 1W (AGC),
0.31%, 1/1/39	1,000	1,000
Barclays Capital Municipal Trust Receipts, WA, Washington, Series 2010 C Floater-TRs,
Series 2009 32B, Series 2009,
0.31%, 1/1/26	5,000	5,000
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, Series 2008 B Floater-TRs,
Series 15W, Series 2009,
0.31%, 8/15/37	1,250	1,250
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District, Series 2008 A Floater Certificates,
Series 9,
0.30%, 1/1/26	10,000	10,000
BB&T Municipal Trust, FL, Tampa Bay Water, Series 2008 Floater Certificates,
Series 36, Series 2008,
0.31%, 4/1/16	15,670	15,670
Bucks County, PA, Industrial Development Authority, PA, Grand View Hospital,
Class A Series 2008 A,
0.26%, 7/1/34	1,900	1,900
Class B Series 2008 B,
0.28%, 7/1/39	2,800	2,800
Bucks County, PA, Industrial Development Authority, PA, Pennswood Village,
Series 2007 A,
0.33%, 10/1/34	6,300	6,300
Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center,
Series 2009 B,
0.27%, 6/1/39	5,400	5,400
Central Plains Energy Project, NE, Gas Project No. 2,
Series 2009,
0.30%, 8/1/39	28,000	28,000
Central Utah Water Conservancy District,
Class A Series 2008 A,
0.30%, 4/1/34	16,795	16,795
Class B Series 2008 B,
0.30%, 4/1/32	23,925	23,925
Chicago Board of Education, IL,
Series 2009 A-1,
0.31%, 3/1/26	5,000	5,000
Cleveland, OH, Water 2009,
Series R,
0.27%, 1/1/33	10,000	10,000
Colorado Educational & Cultural Facilities Authority, Gaston Christian Schools, Inc.,
Series 2007,
0.30%, 7/1/37	9,895	9,895
Valor Christian Schools,
Series 2007,
0.30%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society,
Series 2008,
0.27%, 6/1/15	1,900	1,900
Colorado Springs, CO., Utilities System Sub Lien,
Class A Series 2005 A,
0.29%, 11/1/35	10,000	10,000
Class C Series 2009 C,
0.28%, 11/1/28	4,000	4,000
Columbus, OH, Sewer,
Series 2008 B,
0.25%, 6/1/32	7,430	7,430
Cook County, IL,
Series 2002 B,
0.31%, 11/1/31	61,900	61,900

28	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 ROCs II-R,
Series 11541,
0.31%, 6/1/16	$3,500	$3,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena,
Series 2000 A,
0.29%, 11/1/30	7,600	7,600
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation,
Series 1988 A,
0.30%, 10/1/25	6,900	6,900
Series 1998 B,
0.30%, 10/1/25	2,700	2,700
Series 2000,
0.28%, 1/1/30	18,300	18,300
Fairfax County Industrial Development Authority, VA, Inova Health System Window,
Series 2010 A-1,
0.42%, 5/15/39	4,000	4,000
Florida State Board of Education, FL, Capital Outlay, Series 2005 G ROCs II-R,
Series 12017,
0.31%, 1/15/11	7,800	7,800
Franklin County Health & Educational Facilities Board, TN, University of the South,
Series 1998 B,
0.34%, 9/1/18	1,430	1,430
Gainesville, FL, Utilities System 2007,
Series A,
0.26%, 10/1/36	21,080	21,080
Gainesville, FL, Utilities System 2008,
Series B,
0.27%, 10/1/38	24,500	24,500
Guilford County, NC,
Series 2007 B,
0.29%, 4/1/27	3,670	3,670
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R,
Series 12075 (BHAC),
0.31%, 8/15/10	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc.,
Series 1998,
0.30%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group,
Class G Series 2005 G,
0.30%, 11/15/35	16,425	16,425
Class I Series 2005 I,
0.28%, 11/15/29	20,000	20,000
Series 2006 B-2,
0.28%, 11/15/30	8,000	8,000
Series 2006 C ROCs II-R,
Series 11564 (BHAC),
0.31%, 11/15/14	1,900	1,900
Class A Series 2007 A-2,
0.28%, 11/15/37	28,270	28,270
Series 2007 D,
0.31%, 11/15/37	40,050	40,050
Houston, TX, Combined Utility System First Lien,
Series 2004 B,
0.29%, 5/15/34	50,000	50,000
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago,
Series 2001,
0.30%, 6/1/29	4,900	4,900
Illinois Finance Authority, Advocate Health Care Network, Series 2008,
Sub Series C-2B,
0.29%, 11/1/38	16,325	16,325
Indiana Development Finance Authority, IN, Culver Educational Foundation (The),
Series 1997 GO OF CORP,
0.30%, 1/1/32	13,300	13,300
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc.,
Series 2008 I,
0.28%, 11/1/37	1,000	1,000
Indiana Finance Authority, Trinity Health,
Series 2008 D-1,
0.25%, 12/1/34	26,745	26,745
Series 2008 D-2,
0.25%, 12/1/34	21,570	21,570
Iowa Finance Authority, CHF - Des Moines LLC,
Series 2007 A,
0.30%, 6/1/39	2,035	2,035
Iowa Higher Education Loan Authority, Grinnell College,
Series 2008,
0.29%, 6/1/23	7,000	7,000
JEA, FL, Electric System,
Series Three 2008 B-1,
0.30%, 10/1/40	12,000	12,000
JPMorgan Chase & Co, IL, Illinois Finance Authority Advocate Health Care, Series 2010 A, B, C PUTTERs
Series 3628,
0.30%, 4/1/17	14,905	14,905
JPMorgan Chase & Co, NH, New Hampshire Health & Higher Education Facilities Authority, LRG Healthcare, Series 2009 PUTTERs,
Series 3648,
0.30%, 10/1/17	3,000	3,000
JPMorgan Chase & Co., NY, New York City Municipal Water Finance Authority, Series 2009 EE PUTTERs,
Series 3587,
0.30%, 6/15/17	3,830	3,830

The accompanying notes are an integral part of the financial statements.	29

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
JPMorgan Chase & Co., VA, Fairfax County Industrial Development Authority, Inova Health System Foundation, Series 2009 A PUTTERs,
Series 3590,
0.30%, 5/15/17	$2,500	$2,500
Kansas City Industrial Development Authority, MO, Ethans Apartments (The),
Series 2004,
0.35%, 2/1/39	29,560	29,560
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District,
Series 2006 B,
0.30%, 12/1/32	10,000	10,000
Kansas Department of Transportation, Highway,
Series 2008 A 4,
0.28%, 9/1/14	4,525	4,525
King County, WA, Limited Tax Sewer,
Series 2010 A,
0.27%, 1/1/40	14,165	14,165
Maryland Economic Development Corp., Howard Hughes Medical Institute,
Series 2008 A,
0.26%, 2/15/43	17,500	17,500
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives,
Series 1997 B,
0.30%, 12/1/15	1,200	1,200
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System,
Series 2008 C,
0.28%, 7/1/41	5,000	5,000
Massachusetts Bay Transportation Authority, Senior Sales Tax, Class A Series 2005 B Eagle #720050087, Class A (FSA),
0.31%, 7/1/29	9,900	9,900
Class A Series 2008 A-1,
0.32%, 7/1/21	25,640	25,640
Massachusetts Bay Transportation Authority, Senior Sales Tax Window,
Series 2010 A,
0.39%, 7/1/30	4,500	4,500
Massachusetts Development Finance Agency, MA, Cushing Academy,
Series 2004,
0.30%, 3/1/34	1,900	1,900
Massachusetts Development Finance Agency, Phillips Academy,
Series 2003,
0.29%, 9/1/33	19,900	19,900
Massachusetts Health & Educational Facilities Authority, Series Harvard University, Series 2005 C ROCs II-R,
Series 10390,
0.30%, 1/15/14	6,090	6,090
Class D Series Partners HealthCare System, Inc., 2003,
Series D-2,
0.25%, 7/1/35	15,000	15,000
Massachusetts Water Resources Authority, General,
Series 2008 F,
0.24%, 8/1/29	27,715	27,715
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University,
Series 2005 A-2,
0.26%, 10/1/44	15,000	15,000
Miami-Dade County School Board, FL, Series 2007 B COPs Eagle #20070068, Class A (BHAC),
0.31%, 5/1/32	12,870	12,870
Michigan Higher Education Facilities Authority, Calvin College,
Series 2007 B,
0.28%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group,
Series 2010 F-2,
0.28%, 11/15/47	15,000	15,000
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window,
Series 2010 F-8,
0.39%, 11/15/49	10,000	10,000
Michigan State University,
Series 2003 A,
0.28%, 2/15/33	28,170	28,170
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth,
Series 2005,
0.30%, 9/1/40	2,000	2,000
Missouri Health & Educational Facilities Authority, BJC Health System,
Class B Series 2008 B,
0.25%, 5/15/38	17,100	17,100
Class E Series 2008 E,
0.28%, 5/15/38	7,300	7,300
Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System,
Class D Series 2008 D,
0.27%, 6/1/39	20,000	20,000
Class E Series 2008 E,
0.31%, 6/1/39	20,000	20,000
Missouri Health & Educational Facilities Authority, SSM Health Care,
Series 2005 C-3,
0.24%, 6/1/33	30,700	30,700
Murray City, UT, IHC Health Services, Inc.,
Series 2003 B,
0.25%, 5/15/36	37,100	37,100
New Castle County, DE, University Courtyard Apartments,
Series 2005,
0.30%, 8/1/31	9,100	9,100

30	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
New Mexico Finance Authority, Sub Lien,
Series 2008, Sub Series A-2,
0.25%, 6/15/24	$22,750	$22,750
Series 2008, Sub Series B-2,
0.29%, 12/15/26	20,000	20,000
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services,
Series 2008,
0.27%, 8/1/34	15,545	15,545
New Mexico Municipal Energy Aquisition Authority, Gas Supply,
Series 2009,
0.30%, 11/1/39	33,000	33,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010,
Series CC,
0.31%, 6/15/41	27,500	27,500
New York City Municipal Water Finance Authority, NY, Water & Sewer System PUTTERs,
Series 3092,
0.30%, 6/15/10	3,420	3,420
Norfolk Economic Development Authority, VA, Sentara Healthcare Window,
Series 2010 B,
0.42%, 11/1/34	3,000	3,000
Series 2010 C,
0.42%, 11/1/34	3,000	3,000
North Carolina,
Series 2002 E,
0.27%, 6/1/19	5,880	5,880
North Carolina Capital Facilities Finance Agency, Barton College,
Series 2004,
0.30%, 7/1/19	4,000	4,000
High Point University,
Series 2007,
0.30%, 12/1/29	3,000	3,000
North Carolina Medical Care Commission, Duke University Health System,
Series 2005 A,
0.30%, 6/1/28	30,000	30,000
FirstHealth of the Carolinas,
Series 2008 A,
0.28%, 10/1/28	8,600	8,600
Mission-St. Joseph’s Health System,
Series 2003,
0.33%, 10/1/18	11,345	11,345
Novant Health Obligated Group,
Series 2004 A,
0.30%, 11/1/34	20,000	20,000
Novant Health,
Series 2008 B,
0.27%, 11/1/28	31,155	31,155
Ohio, Common Schools,
Series 2006 B,
0.28%, 6/15/26	20,930	20,930
Oklahoma Turnpike Authority, Second Senior,
Series 2006 C,
0.25%, 1/1/28	13,000	13,000
Orange County Health Facilities Authority, FL, Orlando Regional Healthcare System,
Series 2008 E,
0.32%, 10/1/26	1,500	1,500
Oregon Facilities Authority, Lewis & Clark College,
Series 2008 A,
0.32%, 10/1/32	15,180	15,180
Oregon Facilities Authority, PeaceHealth,
Series 2008 A,
0.25%, 8/1/34	20,000	20,000
Oregon, Veterans’,
Series 73 G,
0.25%, 12/1/18	20,000	20,000
Orlando-Orange County Expressway Authority, FL,
Class A Series 2007 A, Eagle
#20070107, Class A (BHAC),
0.31%, 7/1/42	15,000	15,000
Series 2008 B-3,
0.25%, 7/1/40	26,400	26,400
Series 2008 B-4,
0.25%, 7/1/40	22,120	22,120
Philadelphia Industrial Development Authority, PA, Inglis House,
Series 1997,
0.29%, 5/1/17	21,000	21,000
Pinellas County Health Facilities Authority, FL, Baycare Health System,
Series 2009 A-2,
0.29%, 11/1/38	3,750	3,750
Purdue University, IN, Student Facilities System,
Series 2007 C,
0.28%, 7/1/32	20,000	20,000
Puttable Floating Option Tax-Exempt Receipts, WA, Washington Series 2010 B, P-FLOATs PT-4658,
Series 2009,
0.30%, 1/1/24	6,065	6,065
RBC Municipal Products Trust Inc, PA, Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series 2007 B-2 Floater Certificates,
Series E-16,
0.30%, 4/15/39	4,500	4,500
RBC Municipal Products Trust Inc, PA, Berks County Municipal Authority Reading Hospital & Medical Center, Series 2009 A-1 & A-2 Floater Certificates,
Series E-15,
0.31%, 2/1/12	10,000	10,000
RBC Municipal Products Trust Inc, TX, Houston Combined Utility System First Lien, Series 2010 B Floater Certificates,
Series E 14,
0.30%, 8/1/12	7,000	7,000

The accompanying notes are an integral part of the financial statements.	31

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
RBC Municipal Products Trust, Inc., PA, Berks County Municipal Authority, Reading Hospital & Medical Center, Series 2008 Floater Certificates,
Series C-13,
0.30%, 11/1/11	$5,400	$5,400
Reno, NV, Renown Regional Medical Center,
Class B Series 2008,
0.29%, 6/1/41	10,000	10,000
Class B Series 2009 B,
0.29%, 6/1/39	3,185	3,185
Richmond, KY, Kentucky League of Cities Funding Trust,
Series 2006 A,
0.28%, 3/1/36	9,000	9,000
Sevier County Public Building Authority, TN, Local Government Public Improvement,
Series 6 A-1,
0.30%, 6/1/29	20,000	20,000
Shelby County Health Educational & Housing Facilities Board, TN, Trezevant Manor,
Series 2007 A,
0.30%, 9/1/39	2,000	2,000
South Carolina Jobs - Economic Development Authority, AnMed Health,
Class A Series 2009 A,
0.28%, 2/1/35	1,000	1,000
Class C Series 2009 C,
0.28%, 2/1/33	2,000	2,000
South Carolina Jobs Economic Development Authority, Goodwill Industries,
Series 2006,
0.30%, 9/1/28	2,200	2,200
South Carolina Transportation Infrastructure Bank,
Series 2003 B-2,
0.30%, 10/1/31	26,790	26,790
Southcentral Pennsylvania General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R,
Series 11686,
0.31%, 12/1/24	1,000	1,000
Tarrant County Cultural Educaiton Facilities Finance Corp., TX, Scott White Memorial Hospital,
Series 2008,
0.29%, 8/15/41	20,000	20,000
Triborough Bridge & Tunnel Authority, NY,
Series 2005 B-4,
0.31%, 1/1/32	9,215	9,215
University of Texas Regents, Financing System,
Series 2008 B,
0.23%, 8/1/32	30,900	30,900
Utah Water Finance Agency,
Class B Series 2008 B,
0.30%, 10/1/37	15,000	15,000
Series 2008 B-2,
0.30%, 10/1/35	14,900	14,900
Series 2008 B-4,
0.30%, 10/1/36	25,330	25,330
Series 2009 B,
0.30%, 7/1/32	27,500	27,500
Washington Health Care Facilities Authority, WA, Swedish Health Services,
Series 2006,
0.34%, 11/15/26	4,500	4,500
Washington Higher Education Facilities Authority, Class A Series University of Puget Sound,
Series 2006 A,
0.33%, 10/1/30	7,455	7,455
Series Whitman College, Series 2008,
0.30%, 1/1/38	30,255	30,255
Williamstown, KY, Kentucky League of Cities Funding Trust 2008,
Series A,
0.28%, 7/1/38	7,900	7,900
Yavapai County Industrial Development Authority, AZ, Northern Arizona Healthcare System,
Series 2008 B,
0.33%, 12/1/39	7,820	7,820
Yorkville United City Special Service Area 2004-106, IL, Special Tax,
Series 2004,
0.33%, 3/1/34	3,000	3,000
		2,094,520
Total Tax-Exempt Instruments		2,690,441
Total Investments (99.9%) (Cost $2,690,441)		2,690,441
Other Assets in Excess of Liabilities (0.1%)		2,805
Net Assets (100%)		$2,693,246

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2010.
(e)	The rates shown are the effective yields at the date of purchase.
AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
FSA	Financial Security Assurance Inc.
GANs	Grant Anticipation Notes
P-Floats	Puttable Floating Option Tax-Exempt Receipts
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
TRANs	Tax and Revenue Anticipation Notes
TRs	Trust Receipts

32	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Summary of Tax-Exempt Instruments by State/Territory

	Value	Percent of
State/Territory	(000)	Net Assets
Texas	$293,477	10.9%
Florida	286,335	10.6
Nebraska	209,742	7.8
Utah	173,350	6.4
Massachusetts	170,048	6.3
North Carolina	143,288	5.3
Missouri	140,060	5.2
New York	133,424	5.0
Illinois	109,580	4.1
Georgia	105,358	3.9
New Mexico	91,295	3.4
Indiana	82,615	3.1
Washington	79,690	3.0
Michigan	79,284	3.0
Ohio	70,511	2.6
Pennsylvania	67,505	2.5
South Carolina	56,930	2.1
Oregon	55,180	2.1
Colorado	45,795	1.7
Maryland	43,700	1.6
Nevada	40,955	1.5
Virginia	40,400	1.5
California	38,600	1.4
Tennessee	38,430	1.4
Arizona	26,205	1.0
Kentucky	16,900	0.6
Oklahoma	13,000	0.5
Delaware	9,100	0.3
Iowa	9,035	0.3
Wisconsin	8,024	0.3
Kansas	4,525	0.2
Alaska	3,500	0.1
New Hampshire	3,000	0.1
Arkansas	1,600	0.1
	$2,690,441	99.9%

Portfolio Composition

Percentage of
Classification	Total Investments
Weekly Variable Rate Bonds	77.9%
Municipal Bonds & Notes	7.7
Commercial Paper	7.4
Daily Variable Rate Bonds	6.1
Other*	0.9
Total Investments	100.0%

*      Industries representing less than 5% of total investments.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Tax-Exempt Instruments
Annual Variable Rate Bonds	$—	$18,000	$—	$18,000
Commercial Paper	—	200,400	—	200,400
Daily Variable Rate Bonds	—	164,900	—	164,900
Municipal Bonds & Notes	—	206,621	—	206,621
Semi-Annual Variable Rate Bonds	—	6,000	—	6,000
Weekly Variable Rate Bonds	—	2,094,520	—	2,094,520
Total Tax-Exempt Instruments	—	2,690,441	—	2,690,441
Total Assets	—	2,690,441	—	2,690,441
Total	$—	$2,690,441	$—	$2,690,441

The accompanying notes are an integral part of the financial statements.	33

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Statements of Assets and Liabilities

							Government
	Money Market		Prime		Government		Securities
	Portfolio		Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)		(000)
Assets:
Investments, at Cost	$3,389,564		$15,194,636		$5,836,930		$718,881
Investments, at Value (1)	3,389,564		15,194,636		5,836,930		718,881
Cash	6		5		7		2
Interest Receivable	409		702		1,473		472
Other Assets	96		281		181		19
Total Assets	3,390,075		15,195,624		5,838,591		719,374
Liabilities:
Payable for Investments Purchased	—		—		28,993		4,999
Dividends Declared	440		1,640		181		6
Payable for Investment Advisory Fees	270		1,216		418		34
Payable for Administration Fees	152		618		239		30
Payable for Custodian Fees	17		37		32		5
Payable for Transfer Agent Fees	13		28		34		2
Shareholder Administration Plan Fees Payable — Service Class	—	@	4		—	@	—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	1		3		—	@
Shareholder Administration Plan Fees Payable — Administrative Class	—	@	—	@	1		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	5		1		—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	1		1		—	@	—	@
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	16		—	@	—	@	—	@
Other Liabilities	46		95		96		3
Total Liabilities	955		3,645		29,998		5,079
Net Assets	$3,389,120		$15,191,979		$5,808,593		$714,295
Net Assets Consist Of:
Paid-in Capital	$3,400,728		$15,212,848		$5,808,320		$714,291
Undistributed Net Investment Income	123		223		151		4
Accumulated Net Realized Gain (Loss)	(11,731)		(21,092)		122		—	@
Net Assets	$3,389,120		$15,191,979		$5,808,593		$714,295

(1) Including:
Repurchase Agreements, at Value	$1,366,040		$8,450,939		$3,249,540		$—

34	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

				Government
	Money Market	Prime	Government	Securities
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$3,246,936	$15,007,187	$5,596,171	$690,486
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	3,257,105,438	15,021,805,376	5,595,906,322	690,481,388
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$118,657	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,003	118,772,760	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$2,695	$7,845	$148,721	$10,002
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	2,703,364	7,852,930	148,714,281	10,001,382
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$100	$20,664	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	100,000	20,662,719	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$269	$46,523	$40,763	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	269,744	46,568,149	40,760,959	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$7,923	$10,980	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	7,947,924	10,990,582	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$131,097	$687	$2,074	$13,407
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	131,507,320	687,717	2,074,029	13,407,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	35

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Statements of Assets and Liabilities

			Treasury
	Treasury		Securities		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)
Assets:
Investments, at Cost	$4,284,399		$23,577		$2,690,441
Investments, at Value (1)	4,284,399		23,577		2,690,441
Cash	9		3		6
Due from Adviser	—		12		—
Interest Receivable	433		1		3,490
Other Assets	133		—	@	32
Total Assets	4,284,974		23,593		2,693,969
Liabilities:
Dividends Declared	102		—	@	246
Payable for Investment Advisory Fees	349		—		224
Payable for Administration Fees	192		1		107
Payable for Custodian Fees	15		2		11
Payable for Transfer Agent Fees	15		1		9
Shareholder Administration Plan Fees Payable — Service Class	—	@	—		—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	—	@	—	@
Shareholder Administration Plan Fees Payable — Administrative Class	1		—	@	—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	1		—	@	1
Distribution and Shareholder Service Plans Fees Payable — Participant Class	—	@	—	@	2
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	3		—		121
Other Liabilities	70		17		2
Total Liabilities	748		21		723
Net Assets	$4,284,226		$23,572		$2,693,246
Net Assets Consist Of:
Paid-in Capital	$4,284,174		$23,574		$2,693,081
Undistributed (Distributions in Excess of) Net Investment Income	46		18		—
Accumulated Net Realized Gain	6		(20)		165
Net Assets	$4,284,226		$23,572		$2,693,246

(1) Including:
Repurchase Agreements, at Value	$2,913,490		$—		$—

36	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Statements of Assets and Liabilities (cont’d)

		Treasury
	Treasury	Securities	Tax-Exempt
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$3,933,554	$3,194	$1,831,075
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	3,933,504,694	3,194,936	1,830,963,770
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,398	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$9,812	$100	$1,911
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	9,811,961	100,000	1,910,472
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$37,446	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	37,445,727	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$96,672	$100	$5,773
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	96,670,990	100,000	5,773,142
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$129	$100	$16,855
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	128,755	100,000	16,853,572
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$206,513	$19,878	$837,432
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	206,510,644	19,878,909	837,381,227
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	37

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Statements of Operations

					Government
	Money Market		Prime	Government	Securities
	Portfolio		Portfolio	Portfolio	Portfolio
	(000)		(000)	(000)	(000)
Investment Income:
Interest	$6,080		$18,281	$6,823	$468
Expenses:
Investment Advisory Fees (Note B)	3,209		10,297	5,471	524
Administration Fees (Note C)	1,072		3,436	1,827	175
Custodian Fees (Note F)	65		126	77	15
Professional Fees	55		128	114	22
Shareholder Reporting Fees	11		26	27	1
Shareholder Administration Plan Fees — Service Class (Note D)	—	@	13	26	—	@
Shareholder Administration Plan Fees — Investor Class (Note D)	1		4	55	6
Shareholder Administration Plan Fees — Administrative Class (Note D)	—	@	— @	31	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1		95	90	—	@
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	38		31	— @	—	@
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	204		3	4	27
Transfer Agency Fees (Note E)	22		58	48	4
Registration and Filing Fees	65		71	63	68
Trustees’ Fees and Expenses	62		158	125	9
Other Expenses	46		134	83	11
Total Expenses	4,851		14,580	8,041	862
Waiver of Investment Advisory Fees (Note B)	(1,184)		(3,450)	(2,230)	(401)
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	—		—	(13)	—	@
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	—	@	— @	(43)	(6)
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	—	@	— @	(26)	—	@
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	(51)	(80)	—	@
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(25)		(24)	— @	—	@
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(107)		(2)	(4)	(27)
Net Expenses	3,535		11,053	5,645	428
Net Investment Income	2,545		7,228	1,178	40
Realized Gain (Loss):
Investments	4		23	16	1
Net Increase in Net Assets Resulting from Operations	$2,549		$7,251	$1,194	$41

@ Amount is less than $500.

38	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Statements of Operations

		Treasury
	Treasury	Securities		Tax-Exempt
	Portfolio	Portfolio		Portfolio
	(000)	(000)		(000)
Investment Income:
Interest	$4,105	$26		$3,634
Expenses:
Investment Advisory Fees (Note B)	3,919	24		1,898
Administration Fees (Note C)	1,308	8		634
Custodian Fees (Note F)	50	4		32
Professional Fees	68	14		41
Shareholder Reporting Fees	16	1		8
Shareholder Administration Plan Fees — Service Class (Note D)	— @	—	@	—	@
Shareholder Administration Plan Fees — Investor Class (Note D)	4	—	@	1
Shareholder Administration Plan Fees — Administrative Class (Note D)	26	—	@	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	119	—	@	7
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	— @	—	@	39
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	340	34		1,358
Transfer Agency Fees (Note E)	26	1		14
Registration and Filing Fees	78	49		120
Trustees’ Fees and Expenses	69	1		34
Other Expenses	51	6		44
Total Expenses	6,074	142		4,230
Waiver of Investment Advisory Fees (Note B)	(1,874)	(24)		(556)
Expenses Reimbursed by Adviser (Note B)	—	(66)		—
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	— @	—	@	—	@
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	(4)	—	@	—	@
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(25)	—	@	—	@
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(116)	—	@	(4)
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	— @	—	@	(30)
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(335)	(26)		(832)
Net Expenses	3,720	26		2,808
Net Investment Income (Loss)	385	—	@	826
Realized Gain (Loss):
Investments	7	—	@	123
Net Increase (Decrease) in Net Assets Resulting from Operations	$392	$—	@	$949

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	39

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2010	October 31,	April 30, 2010	October 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$2,545	$26,226	$7,228	$59,033
Net Realized Gain	4	114	23	123
Net Increase from Payments by Affiliates	—	1,000	—	6,000
Net Increase in Net Assets Resulting from Operations	2,549	27,340	7,251	65,156
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(3,185)	(25,369)	(8,348)	(57,559)
Service Class:
Net Investment Income	(— @)	(21)	(18)	(352)
Investor Class:
Net Investment Income	(— @)	(10)	(1)	(67)
Administrative Class:
Net Investment Income	(— @)	(— @)	(— @)	(2)
Advisory Class:
Net Investment Income	(— @)	(5)	(4)	(375)
Participant Class:
Net Investment Income	(1)	(30)	(1)	(62)
Cash Management Class:
Net Investment Income	(7)	(593)	(— @)	(15)
Total Distributions	(3,193)	(26,028)	(8,372)	(58,432)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	12,634,048	14,026,664	44,116,330	38,490,830
Distributions Reinvested	1,892	17,456	2,985	24,612
Redeemed	(13,827,179)	(14,262,335)	(41,107,882)	(38,244,310)
Service Class:
Subscribed	— @	26,252	431,750	285,685
Distributions Reinvested	—	—	6	81
Redeemed	(— @)	(30,160)	(332,177)	(518,177)
Investor Class:
Subscribed	3,370	6,857	5,508	113,566
Distributions Reinvested	— @	8	— @	52
Redeemed	(2,162)	(8,671)	(4,653)	(127,477)
Administrative Class:
Subscribed	—	—	—	3
Distributions Reinvested	—	—	—	2
Redeemed	—	—	—	(1,635)
Advisory Class:
Subscribed	245	2,073	132,817	195,283
Distributions Reinvested	— @	2	4	318
Redeemed	(250)	(3,132)	(204,728)	(258,674)
Participant Class:
Subscribed	15,972	56,702	1,462	2,325
Distributions Reinvested	—	—	1	62
Redeemed	(42,189)	(32,846)	(3,923)	(31,293)
Cash Management Class:
Subscribed	117,965	349,529	— @	14
Distributions Reinvested	7	569	— @	14
Redeemed	(134,348)	(396,475)	(2,849)	(3,782)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,232,629)	(247,507)	3,034,651	(72,501)
Total Increase (Decrease) in Net Assets	(1,233,273)	(246,195)	3,033,530	(65,777)
Net Assets:
Beginning of Period	4,622,393	4,868,588	12,158,449	12,224,226
End of Period	$3,389,120	$4,622,393	$15,191,979	$12,158,449
Undistributed Net Investment Income Included in End of Period Net Assets	$123	$771	$223	$1,367

40	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets (cont’d)

		Money Market		Prime
		Portfolio		Portfolio
		Six Months		Six Months
		Ended	Year Ended	Ended	Year Ended
		April 30, 2010	October 31,	April 30, 2010	October 31,
		(unaudited)	2009	(unaudited)	2009
		(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	12,634,048	14,026,664	44,116,330	38,490,830
	Shares Issued on Distributions Reinvested	1,892	17,456	2,985	24,612
	Shares Redeemed	(13,827,179)	(14,262,335)	(41,107,882)	(38,244,310)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,191,239)	(218,215)	3,011,433	271,132
	Service Class:
	Shares Subscribed	— #	26,252	431,750	285,685
	Shares Issued on Distributions Reinvested	—	—	6	81
	Shares Redeemed	(— #)	(30,160)	(332,177)	(518,177)
	Net Increase (Decrease) in Service Class Shares Outstanding	—	(3,908)	99,579	(232,411)
	Investor Class:
	Shares Subscribed	3,370	6,857	5,508	113,566
	Shares Issued on Distributions Reinvested	— #	8	— #	52
	Shares Redeemed	(2,162)	(8,671)	(4,653)	(127,477)
	Net Increase (Decrease) in Investor Class Shares Outstanding	1,208	(1,806)	855	(13,859)
	Administrative Class:
	Shares Subscribed	—	—	—	3
	Shares Issued on Distributions Reinvested	—	—	—	2
	Shares Redeemed	—	—	—	(1,635)
	Net Decrease in Administrative Class Shares Outstanding	—	—	—	(1,630)
	Advisory Class:
	Shares Subscribed	245	2,073	132,817	195,283
	Shares Issued on Distributions Reinvested	— #	2	4	318
	Shares Redeemed	(250)	(3,132)	(204,728)	(258,674)
	Net Decrease in Advisory Class Shares Outstanding	(5)	(1,057)	(71,907)	(63,073)
	Participant Class:
	Shares Subscribed	15,972	56,702	1,462	2,325
	Shares Issued on Distributions Reinvested	—	—	1	62
	Shares Redeemed	(42,189)	(32,846)	(3,923)	(31,293)
	Net Increase (Decrease) in Participant Class Shares Outstanding	(26,217)	23,856	(2,460)	(28,906)
	Cash Management Class:
	Shares Subscribed	117,965	349,529	— #	14
	Shares Issued on Distributions Reinvested	7	569	— #	14
	Shares Redeemed	(134,348)	(396,475)	(2,849)	(3,782)
	Net Decrease in Cash Management Class Shares Outstanding	(16,376)	(46,377)	(2,849)	(3,754)

@	Amount is less than $500.
#	Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	41

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets

	Government		Government Securities
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2010	October 31,	April 30, 2010	October 31,
	(unaudited)	2009	(unaudited)	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,178	$43,699	$40	$915
Net Realized Gain	16	221	1	3
Net Increase in Net Assets Resulting from Operations	1,194	43,920	41	918
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,159)	(41,890)	(38)	(903)
Service Class:
Net Investment Income	(7)	(564)	(— @)	(— @)
Investor Class:
Net Investment Income	(6)	(337)	(1)	(3)
Administrative Class:
Net Investment Income	(2)	(269)	(— @)	(— @)
Advisory Class:
Net Investment Income	(4)	(631)	(— @)	(— @)
Participant Class:
Net Investment Income	(— @)	(— @)	(— @)	(— @)
Cash Management Class:
Net Investment Income	(— @)	(8)	(1)	(9)
Total Distributions	(1,178)	(43,699)	(40)	(915)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	22,920,425	49,245,243	2,070,385	2,589,539
Distributions Reinvested	488	19,157	25	701
Redeemed	(25,720,010)	(56,068,147)	(2,017,512)	(2,505,719)
Service Class:
Subscribed	106	2,778,329	—	100
Distributions Reinvested	7	208	—	—
Redeemed	(200,023)	(2,745,048)	—	(100)
Investor Class:
Subscribed	708,366	1,355,620	44,000	20,310
Distributions Reinvested	1	123	1	3
Redeemed	(642,271)	(1,424,336)	(44,000)	(18,719)
Administrative Class:
Subscribed	— @	54,116	—	100
Distributions Reinvested	2	231	—	—
Redeemed	(48,183)	(133,578)	—	(100)
Advisory Class:
Subscribed	22,824	2,616,322	—	100
Distributions Reinvested	2	135	—	—
Redeemed	(159,598)	(2,854,896)	—	(100)
Participant Class:
Subscribed	—	—	—	100
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	(100)
Cash Management Class:
Subscribed	— @	13,033	23,656	109,135
Distributions Reinvested	— @	8	1	9
Redeemed	(1,045)	(14,026)	(30,476)	(131,529)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,118,909)	(7,157,506)	46,080	63,730
Total Increase (Decrease) in Net Assets	(3,118,893)	(7,157,285)	46,081	63,733
Net Assets:
Beginning of Period	8,927,486	16,084,771	668,214	604,481
End of Period	$5,808,593	$8,927,486	$714,295	$668,214
Undistributed Net Investment Income Included in End of Period Net Assets	$151	$151	$4	$4

42	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets (cont’d)

		Government		Government Securities
		Portfolio		Portfolio
		Six Months		Six Months
		Ended	Year Ended	Ended	Year Ended
		April 30, 2010	October 31,	April 30, 2010	October 31,
		(unaudited)	2009	(unaudited)	2009
		(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	22,920,425	49,245,243	2,070,386	2,589,539
	Shares Issued on Distributions Reinvested	488	19,157	25	701
	Shares Redeemed	(25,720,010)	(56,068,147)	(2,017,512)	(2,505,719)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(2,799,097)	(6,803,747)	52,899	84,521
	Service Class:
	Shares Subscribed	106	2,778,329	—	100
	Shares Issued on Distributions Reinvested	7	208	—	—
	Shares Redeemed	(200,023)	(2,745,048)	—	(100)
	Net Increase (Decrease) in Service Class Shares Outstanding	(199,910)	33,489	—	—
	Investor Class:
	Shares Subscribed	708,366	1,355,620	44,000	20,310
	Shares Issued on Distributions Reinvested	1	123	1	3
	Shares Redeemed	(642,271)	(1,424,336)	(44,000)	(18,719)
	Net Increase (Decrease) in Investor Class Shares Outstanding	66,096	(68,593)	1	1,594
	Administrative Class:
	Shares Subscribed	— #	54,116	—	100
	Shares Issued on Distributions Reinvested	2	231	—	—
	Shares Redeemed	(48,183)	(133,578)	—	(100)
	Net Decrease in Administrative Class Shares Outstanding	(48,181)	(79,231)	—	—
	Advisory Class:
	Shares Subscribed	22,824	2,616,322	—	100
	Shares Issued on Distributions Reinvested	2	135	—	—
	Shares Redeemed	(159,598)	(2,854,896)	—	(100)
	Net Decrease in Advisory Class Shares Outstanding	(136,772)	(238,439)	—	—
	Participant Class:
	Shares Subscribed	—	—	—	100
	Shares Issued on Distributions Reinvested	—	—	—	—
	Shares Redeemed	—	—	—	(100)
	Net Increase in Participant Class Shares Outstanding	—	—	—	—
	Cash Management Class:
	Shares Subscribed	— #	13,033	23,655	109,135
	Shares Issued on Distributions Reinvested	— #	8	1	9
	Shares Redeemed	(1,045)	(14,026)	(30,476)	(131,529)
	Net Decrease in Cash Management Class Shares Outstanding	(1,045)	(985)	(6,820)	(22,385)

@	Amount is less than $500.
#	Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	43

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended		Year Ended
	April 30, 2010	October 31,	April 30, 2010		October 31,
	(unaudited)	2009	(unaudited)		2009
	(000)	(000)	(000)		(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$385	$6,676	$—	@	$64
Net Realized Gain	7	22	—	@	18
Net Increase (Decrease) in Net Assets Resulting from Operations	392	6,698	—	@	82
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(365)	(6,556)	(—	@)	(56)
Net Realized Gain	—	—	(3)		—
Service Class:
Net Investment Income	(— @)	(12)	(—	@)	(—	@)
Net Realized Gain	—	—	(—	@)	—
Investor Class:
Net Investment Income	(1)	(3)	(—	@)	(—	@)
Net Realized Gain	—	—	(—	@)	—
Administrative Class:
Net Investment Income	(2)	(23)	(—	@)	(—	@)
Net Realized Gain	—	—	(—	@)	—
Advisory Class:
Net Investment Income	(5)	(26)	(—	@)	(—	@)
Net Realized Gain	—	—	(—	@)	—
Participant Class:
Net Investment Income	(— @)	(— @)	(—	@)	(—	@)
Net Realized Gain	—	—	(—	@)	—
Cash Management Class:
Net Investment Income	(12)	(55)	(—	@)	(8)
Net Realized Gain	—	—	(17)		—
Total Distributions	(385)	(6,675)	(20)		(64)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	14,538,292	17,390,477	—		242,890
Distributions Reinvested	189	4,662	4		45
Redeemed	(15,234,251)	(21,571,508)	(30,221)		(492,148)
Service Class:
Subscribed	13,750	47,436	—		—
Distributions Reinvested	—	—	—		—
Redeemed	(25,936)	(110,250)	—		—
Investor Class:
Subscribed	8,501	49,352	—		—
Distributions Reinvested	— @	2	—		—	@
Redeemed	(9,100)	(42,733)	—		(—	@)
Administrative Class:
Subscribed	35,250	25,243	—		—
Distributions Reinvested	2	23	—		—
Redeemed	(26,263)	(107,874)	—		—
Advisory Class:
Subscribed	882,194	1,034,935	—		—
Distributions Reinvested	1	8	—		—
Redeemed	(883,612)	(1,113,357)	—		—
Participant Class:
Subscribed	278	220	—		—
Distributions Reinvested	— @	— @	—		—
Redeemed	(277)	(252)	—		—
Cash Management Class:
Subscribed	106,941	421,575	—		63,278
Distributions Reinvested	12	53	2		6
Redeemed	(165,280)	(570,937)	(7,967)		(79,133)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(759,309)	(4,542,925)	(38,182)		(265,062)
Total Decrease in Net Assets	(759,302)	(4,542,902)	(38,202)		(265,044)
Net Assets:
Beginning of Period	5,043,528	9,586,430	61,774		326,818
End of Period	$4,284,226	$5,043,528	$23,572		$61,774
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$46	$46	$18		$18

44	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets (cont’d)

		Treasury		Treasury Securities
		Portfolio		Portfolio
		Six Months		Six Months
		Ended	Year Ended	Ended	Year Ended
		April 30, 2010	October 31,	April 30, 2010	October 31,
		(unaudited)	2009	(unaudited)	2009
		(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	14,538,292	17,390,477	—	242,890
	Shares Issued on Distributions Reinvested	189	4,662	4	45
	Shares Redeemed	(15,234,251)	(21,571,508)	(30,221)	(492,148)
	Net Decrease in Institutional Class Shares Outstanding	(695,770)	(4,176,369)	(30,217)	(249,213)
	Service Class:
	Shares Subscribed	13,750	47,436	—	—
	Shares Issued on Distributions Reinvested	—	—	—	—
	Shares Redeemed	(25,936)	(110,250)	—	—
	Net Decrease in Service Class Shares Outstanding	(12,186)	(62,814)	—	—
	Investor Class:
	Shares Subscribed	8,501	49,352	—	—
	Shares Issued on Distributions Reinvested	— #	2	—	— #
	Shares Redeemed	(9,100)	(42,733)	—	(— #)
	Net Increase (Decrease) in Investor Class Shares Outstanding	(599)	6,621	—	— #
	Administrative Class:
	Shares Subscribed	35,250	25,243	—	—
	Shares Issued on Distributions Reinvested	2	23	—	—
	Shares Redeemed	(26,263)	(107,874)	—	—
	Net Increase (Decrease) in Administrative Class Shares Outstanding	8,989	(82,608)	—	—
	Advisory Class:
	Shares Subscribed	882,194	1,034,935	—	—
	Shares Issued on Distributions Reinvested	1	8	—	—
	Shares Redeemed	(883,612)	(1,113,357)	—	—
	Net Decrease in Advisory Class Shares Outstanding	(1,417)	(78,414)	—	—
	Participant Class:
	Shares Subscribed	278	220	—	—
	Shares Issued on Distributions Reinvested	— #	— #	—	—
	Shares Redeemed	(277)	(252)	—	—
	Net Increase (Decrease) in Participant Class Shares Outstanding	1	(32)	—	—
	Cash Management Class:
	Shares Subscribed	106,941	421,575	—	63,278
	Shares Issued on Distributions Reinvested	12	53	2	6
	Shares Redeemed	(165,280)	(570,937)	(7,967)	(79,133)
	Net Decrease in Cash Management Class Shares Outstanding	(58,327)	(149,309)	(7,965)	(15,849)

@    Amount is less than $500.

#      Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	45

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended	Year Ended
	April 30, 2010	October 31,
	(unaudited)	2009
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$826	$9,888
Net Realized Gain (Loss)	123	380
Net Increase in Net Assets Resulting from Operations	949	10,268
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(805)	(7,379)
Net Realized Gain	(146)	—
Service Class:
Net Investment Income	(— @)	(24)
Net Realized Gain	(— @)	—
Investor Class:
Net Investment Income	(— @)	(40)
Net Realized Gain	(— @)	—
Administrative Class:
Net Investment Income	(— @)	(— @)
Net Realized Gain	(— @)	—
Advisory Class:
Net Investment Income	(— @)	(8)
Net Realized Gain	(1)	—
Participant Class:
Net Investment Income	(1)	(17)
Net Realized Gain	(1)	—
Cash Management Class:
Net Investment Income	(20)	(2,454)
Net Realized Gain	(81)	—
Total Distributions	(1,055)	(9,922)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	3,975,951	4,646,934
Distributions Reinvested	748	6,604
Redeemed	(3,605,014)	(5,030,699)
Service Class:
Subscribed	8,689	59,888
Distributions Reinvested	—	—
Redeemed	(8,689)	(59,888)
Investor Class:
Subscribed	777	325,030
Distributions Reinvested	— @	40
Redeemed	(4,832)	(321,108)
Administrative Class:
Subscribed	—	100
Distributions Reinvested	—	—
Redeemed	—	(100)
Advisory Class:
Subscribed	1,889	7,203
Distributions Reinvested	— @	8
Redeemed	(1,106)	(6,977)
Participant Class:
Subscribed	2,503	29,495
Distributions Reinvested	1	17
Redeemed	(1,227)	(36,619)
Cash Management Class:
Subscribed	1,189,214	1,037,377
Distributions Reinvested	44	2,364
Redeemed	(1,296,488)	(1,432,362)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	262,460	(772,693)
Total Increase (Decrease) in Net Assets	262,354	(772,347)
Net Assets:
Beginning of Period	2,430,892	3,203,239
End of Period	$2,693,246	$2,430,892
Distributions in Excess of Net Investment Income Included in End of Period Net Assets	$—	$—

46	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Statements of Changes in Net Assets (cont’d)

		Tax-Exempt
		Portfolio
		Six Months
		Ended	Year Ended
		April 30, 2010	October 31,
		(unaudited)	2009
		(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	3,975,951	4,646,934
	Shares Issued on Distributions Reinvested	748	6,604
	Shares Redeemed	(3,605,014)	(5,030,699)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	371,685	(377,161)
	Service Class:
	Shares Subscribed	8,689	59,888
	Shares Issued on Distributions Reinvested	—	—
	Shares Redeemed	(8,689)	(59,888)
	Net Increase in Service Class Shares Outstanding	—	—
	Investor Class:
	Shares Subscribed	777	325,030
	Shares Issued on Distributions Reinvested	— #	40
	Shares Redeemed	(4,832)	(321,108)
	Net Increase (Decrease) in Investor Class Shares Outstanding	(4,055)	3,962
	Administrative Class:
	Shares Subscribed	—	100
	Shares Issued on Distributions Reinvested	—	—
	Shares Redeemed	—	(100)
	Net Increase in Administrative Class Shares Outstanding	—	—
	Advisory Class:
	Shares Subscribed	1,889	7,203
	Shares Issued on Distributions Reinvested	— #	8
	Shares Redeemed	(1,106)	(6,977)
	Net Increase in Advisory Class Shares Outstanding	783	234
	Participant Class:
	Shares Subscribed	2,503	29,495
	Shares Issued on Distributions Reinvested	1	17
	Shares Redeemed	(1,227)	(36,619)
	Net Increase (Decrease) in Participant Class Shares Outstanding	1,277	(7,107)
	Cash Management Class:
	Shares Subscribed	1,189,214	1,037,377
	Shares Issued on Distributions Reinvested	44	2,364
	Shares Redeemed	(1,296,488)	(1,432,362)
	Net Decrease in Cash Management Class Shares Outstanding	(107,230)	(392,621)

@    Amount is less than $500.

#      Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	47

2010 Semi-Annual Report

April 30, 2010

Financial Highlights

				Net
	Net			Realized and		Distributions			Net Asset
	Asset Value,	Net		Unrealized Gain		from Net	Distribution		Value,
	Beginning	Investment		(Loss) on		Investment	from Net		End of
	of Period	Income††		Investments		Income	Realized Gain		Period
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.001		$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	—		1.000
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.053		0.000	^	(0.053)	—		1.000
Year Ended 10/31/06	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
Service Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.001		$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	—		1.000
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	—		1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026		—		(0.026)	—		1.000
Participant Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.029		(0.000	)^	(0.029)	—		1.000
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	—		1.000
Year Ended 10/31/06	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024		—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
8/15/05** through 10/31/05	1.000	0.008		—		(0.008)	—		1.000

48	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Financial Highlights (cont’d)

								Ratio of
				Ratio of				Net Investment
		Net		Expenses to Average	Ratio of	Ratio of Net		Income (Loss)
		Assets,	Ratio of	Net Assets	Expenses to Average	Investment		to Average
		End of	Expenses to	Excluding	Net Assets	Income (Loss)		Net Assets
Total		Period	Average Net	Mutual Fund	(Before Waivers/	to Average		(Before Waivers/
Return		(000)	Assets	Insurance	Reimbursement)	Net Assets		Reimbursement)

0.08	%‡	$3,246,936	0.16%*	N/A	0.22%*	0.12	%*	0.07%*
0.53	%^^	4,438,771	0.22%	0.16%	0.27%	0.56%		0.51%
3.46	%#	4,655,771	0.12%	0.12%	0.21%	3.41%		3.32%
5.42	%##	10,013,524	0.12%	N/A	0.21%	5.28%		5.19%
4.89%		5,546,418	0.09%	N/A	0.22%	4.89%		4.77%
2.87%		3,082,234	0.10%	N/A	0.22%	2.85%		2.73%

0.05	%‡	$100	0.21%*	N/A	0.27%*	0.08	%*	0.02%*
0.48	%^^	100	0.27%	0.21%	0.33%†	0.64%		0.58%
3.41	%#	3,999	0.17%	0.17%	0.26%	3.78%		3.69%
5.37	%##	530,874	0.17%	N/A	0.26%	5.28%		5.20%
4.84%		100	0.14%	N/A	0.27%	5.04%		4.92%
2.82%		100	0.15%	N/A	0.27%	2.78%		2.66%

0.03	%‡	$2,695	0.26%*	N/A	0.32%*	0.03	%*	(0.03)%*
0.43	%^^	1,491	0.32%	0.26%	0.37%	0.34%		0.29%
3.36	%#	3,293	0.23%	0.22%	0.31%	3.15%		3.07%
5.32	%##	879	0.22%	N/A	0.31%	5.22%		5.13%
4.79%		288	0.19%	N/A	0.32%	4.83%		4.70%
2.76%		100	0.20%	N/A	0.32%	2.73%		2.61%

0.01	%‡	$100	0.29%*†	N/A	0.37%*	(0.00	)%*§	(0.08)%*
0.38	%^^	100	0.37%	0.30%†	0.42%	0.39%		0.34%
3.31	%#	100	0.27%	0.27%	0.36%	4.29%		4.20%
5.26	%##	23,663	0.27%	N/A	0.36%	5.14%		5.05%
4.73%		100	0.24%	N/A	0.37%	4.63%		4.50%
2.71%		100	0.25%	N/A	0.37%	2.68%		2.56%

0.01	%‡	$269	0.31%*†	N/A	0.47%*	(0.02	)%*	(0.18)%*
0.31	%^^	274	0.47%	0.40%†	0.54%†	0.44%		0.37%
3.20	%#	1,328	0.37%	0.37%	0.46%	2.80%		2.71%
5.16	%##	17,235	0.37%	N/A	0.46%†	5.03%		4.94%
4.63%		11,642	0.35%†	N/A	0.46%†	4.90%		4.78%
2.61%		80	0.35%	N/A	0.47%	2.52%		2.40%

0.01	%‡	$7,923	0.33%*†	N/A	0.71%*†	(0.05	)%*	(0.43)%*
0.21	%^^	34,092	0.48%†	0.43%†	0.76%†	0.18%		(0.10)%
2.95	%#	10,286	0.67%†	0.63%†	0.68%†	2.39%		2.38%
4.90	%##	100	0.62%†	N/A	0.71%	4.78%		4.68%
4.40%		271	0.57%†	N/A	0.70%†	4.48%		4.35%
2.46%		100	0.50%	N/A	0.62%	2.43%		2.31%

0.01	%‡	$131,097	0.30%*†	N/A	0.52%*	(0.02	)%*	(0.23)%*
0.28	%^^	147,565	0.48%†	0.40%†	0.58%†	0.32%		0.22%
3.15	%#	193,811	0.42%	0.42%	0.51%	3.05%		2.96%
5.11	%##	239,356	0.42%	N/A	0.51%	4.98%		4.88%
4.70%		221,503	0.40%†	N/A	0.53%†	4.98%		4.85%
0.77	%‡	100	0.15%*	N/A	0.27%*	3.58	%*	3.46%*

The accompanying notes are an integral part of the financial statements.	49

2010 Semi-Annual Report

April 30, 2010

Financial Highlights

				Net
	Net			Realized and		Distributions			Net Asset
	Asset Value,	Net		Unrealized Gain		from Net	Distribution		Value,
	Beginning	Investment		(Loss) on		Investment	from Net		End of
	of Period	Income††		Investments		Income	Realized Gain		Period
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.001		$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/09	1.000	0.005		0.000	^	(0.005)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.053		(0.000	)^	(0.053)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
Service Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.051		(0.000	)^	(0.051)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026		—		(0.026)	—		1.000
Participant Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.028		(0.000	)^	(0.028)	—		1.000
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024		—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		(0.000	)^	(0.002)	—		1.000
8/14/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	—		1.000

50	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Financial Highlights (cont’d)

							Ratio of
				Ratio of			Net Investment
		Net		Expenses to Average	Ratio of	Ratio of Net	Income (Loss)
		Assets,	Ratio of	Net Assets	Expenses to Average	Investment	to Average
		End of	Expenses to	Excluding	Net Assets	Income (Loss)	Net Assets
Total		Period	Average Net	Mutual Fund	(Before Waivers/	to Average	(Before Waivers/
Return		(000)	Assets	Insurance	Reimbursement)	Net Assets	Reimbursement)

0.06	%‡	$15,007,187	0.16%*	N/A	0.21%*	0.11%*	0.06%*
0.45	%^^	11,996,876	0.21%	0.16%	0.26%	0.47%	0.42%
3.37	%#	11,719,680	0.12%	0.12%	0.21%	3.30%	3.21%
5.40	%##	23,535,446	0.12%	N/A	0.21%	5.26%	5.17%
4.86%		17,542,077	0.12%	N/A	0.21%	4.75%	4.66%
2.87%		13,965,500	0.11%	N/A	0.22%	2.85%	2.74%

0.04	%‡	$118,657	0.21%*	N/A	0.26%*	0.06%*	0.01%*
0.40	%^^	19,172	0.26%	0.20%†	0.32%†	0.80%	0.74%
3.32	%#	251,186	0.17%	0.17%	0.26%	3.87%	3.78%
5.34	%##	1,097,867	0.17%	N/A	0.26%	5.23%	5.15%
4.81%		185,442	0.17%	N/A	0.26%	4.83%	4.74%
2.82%		10,457	0.16%	N/A	0.27%	3.54%	3.43%

0.01	%‡	$7,845	0.25%*†	N/A	0.31%*	0.01%*	(0.04)%*
0.35	%^^	6,990	0.31%	0.26%	0.36%	0.55%	0.50%
3.26	%#	20,823	0.22%	0.22%	0.31%	2.95%	2.86%
5.29	%##	26,623	0.22%	N/A	0.31%	5.16%	5.07%
4.75%		5,500	0.22%	N/A	0.31%	4.61%	4.52%
2.77%		20,000	0.21%	N/A	0.32%	2.67%	2.56%

0.01	%‡	$100	0.27%*†	N/A	0.36%*	(0.01)%*	(0.09)%*
0.30	%^^	100	0.36%	0.30%†	0.42%†	0.85%	0.79%
3.21	%#	1,727	0.27%	0.27%	0.36%	3.70%	3.61%
5.24	%##	12,589	0.27%	N/A	0.36%	5.11%	5.02%
4.70%		100	0.27%	N/A	0.36%	4.60%	4.51%
2.72%		100	0.26%	N/A	0.37%	2.68%	2.57%

0.01	%‡	$46,523	0.28%*†	N/A	0.46%*	(0.01)%*	(0.20)%*
0.23	%^^	118,342	0.43%†	0.38%†	0.51%	0.32%	0.24%
3.11	%#	181,245	0.37%	0.37%	0.46%	3.14%	3.05%
5.13	%##	640,171	0.37%	N/A	0.46%	5.00%	4.91%
4.60%		62,544	0.37%	N/A	0.46%	4.43%	4.34%
2.62%		69,201	0.36%	N/A	0.47%	2.73%	2.62%

0.01	%‡	$10,980	0.27%*†	N/A	0.71%*	(0.01)%*	(0.44)%*
0.15	%^^	13,436	0.53%†	0.47%†	0.76%	0.17%	(0.06)%
2.85	%#	42,288	0.63%†	0.62%	0.71%	2.20%	2.12%
4.87	%##	3,607	0.62%	N/A	0.70%	4.70%	4.62%
4.37%		100	0.59%†	N/A	0.68%†	4.28%	4.19%
2.47%		100	0.51%	N/A	0.62%	2.43%	2.32%

0.01	%‡	$687	0.28%*†	N/A	0.51%*	(0.02)%*	(0.25)%*
0.21	%^^	3,533	0.46%†	0.41%†	0.56%	0.28%	0.17%
0.43	%#‡	7,277	0.48%*†	0.44%*†	0.52%*†	1.88%*	1.84%*

The accompanying notes are an integral part of the financial statements.	51

2010 Semi-Annual Report

April 30, 2010

Financial Highlights

				Net
	Net			Realized and		Distributions	Net Asset
	Asset Value,	Net		Unrealized Gain		from Net	Value,
	Beginning	Investment		(Loss) on		Investment	End of
	of Period	Income††		Investments		Income	Period
Government Portfolio:
Institutional Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	1.000
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	1.000
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	1.000
Year Ended 10/31/06	1.000	0.048		—		(0.048)	1.000
Year Ended 10/31/05	1.000	0.029		—		(0.029)	1.000
Service Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	1.000
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	1.000
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	1.000
Investor Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	1.000
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	1.000
Administrative Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	1.000
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	1.000
Advisory Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000
Year Ended 10/31/08	1.000	0.027		0.000	^	(0.027)	1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	1.000
Year Ended 10/31/05	1.000	0.026		—		(0.026)	1.000
Participant Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000
Year Ended 10/31/08	1.000	0.024		0.000	^	(0.024)	1.000
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	1.000
Year Ended 10/31/06	1.000	0.043		—		(0.043)	1.000
Year Ended 10/31/05	1.000	0.025		—		(0.025)	1.000
Cash Management Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000
8/14/08** through 10/31/08	1.000	0.004		0.000	^	(0.004)	1.000

52	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Financial Highlights (cont’d)

						Ratio of
			Ratio of			Net Investment
	Net		Expenses to Average	Ratio of	Ratio of Net	Income (Loss)
	Assets,	Ratio of	Net Assets	Expenses to Average	Investment	to Average
	End of	Expenses to	Excluding	Net Assets	Income to	Net Assets
Total	Period	Average Net	Mutual Fund	(Before Waivers/	Average Net	(Before Waivers/
Return	(000)	Assets	Insurance	Reimbursement)	Assets	Reimbursement)

0.02%‡	$5,596,171	0.15%*	N/A	0.21%*	0.03%*	(0.03)%*
0.31%	8,395,247	0.19%	0.16%	0.25%	0.36%	0.30%
2.98%	15,198,786	0.13%	0.13%	0.21%	2.77%	2.69%
5.30%	6,928,113	0.12%	N/A	0.22%	5.12%	5.02%
4.87%	2,265,613	0.09%	N/A	0.21%	4.76%	4.64%
2.91%	2,196,511	0.05%	N/A	0.25%	3.07%	2.87%

0.01%‡	$100	0.18%*†	N/A	0.26%*	0.01%*	(0.07)%*
0.26%	200,016	0.24%	0.21%	0.29%†	0.27%	0.22%
2.93%	166,521	0.18%	0.18%	0.26%	3.28%	3.20%
5.24%	1,347,156	0.17%	N/A	0.27%	4.93%	4.83%
4.81%	116	0.13%†	N/A	0.26%	4.67%	4.54%
2.86%	484	0.10%	N/A	0.30%	2.65%	2.45%

0.01%‡	$148,721	0.17%*†	N/A	0.31%*	0.01%*	(0.13)%*
0.22%	82,620	0.29%	0.25%†	0.35%	0.23%	0.17%
2.88%	151,210	0.23%	0.23%	0.31%	2.92%	2.84%
5.19%	300,198	0.22%	N/A	0.32%	5.09%	4.98%
4.76%	545,676	0.19%	N/A	0.31%	4.72%	4.60%
2.81%	279,012	0.15%	N/A	0.35%	2.91%	2.71%

0.01%‡	$20,664	0.18%*†	N/A	0.36%*	0.01%*	(0.18)%*
0.19%	68,846	0.34%	0.29%†	0.40%	0.24%	0.18%
2.83%	148,076	0.28%	0.28%	0.36%	2.66%	2.58%
5.14%	84,339	0.27%	N/A	0.37%	4.98%	4.88%
4.71%	49,377	0.24%	N/A	0.36%	4.79%	4.67%
2.76%	10,877	0.20%	N/A	0.40%	2.60%	2.39%

0.01%‡	$40,763	0.18%*†	N/A	0.46%*	0.01%*	(0.27)%*
0.14%	177,538	0.41%†	0.37%†	0.50%	0.19%	0.10%
2.73%	415,974	0.38%	0.38%	0.46%	2.72%	2.64%
5.03%	365,074	0.37%	N/A	0.47%	4.87%	4.77%
4.60%	126,760	0.34%	N/A	0.47%†	4.53%	4.40%
2.65%	131,513	0.30%	N/A	0.50%	3.12%	2.92%

0.01%‡	$100	0.18%*†	N/A	0.71%*	0.01%*	(0.53)%*
0.08%	100	0.44%†	0.40%†	0.75%	0.07%	(0.24)%
2.47%	100	0.63%	0.63%	0.71%	2.44%	2.36%
4.77%	100	0.62%	N/A	0.72%	4.66%	4.56%
4.38%	100	0.55%†	N/A	0.67%†	4.24%	4.12%
2.50%	147	0.45%	N/A	0.65%	2.53%	2.33%

0.01%‡	$2,074	0.18%*†	N/A	0.51%*	0.01%*	(0.33)%*
0.12%	3,119	0.42%†	0.38%†	0.55%	0.13%	0.00%§
0.36%‡	4,104	0.48%*†	0.44%*†	0.53%*†	1.32%*	1.27%*

The accompanying notes are an integral part of the financial statements.	53

2010 Semi-Annual Report

April 30, 2010

Financial Highlights

				Net
	Net			Realized and		Distributions	Net Asset
	Asset Value,	Net		Unrealized Gain		from Net	Value,
	Beginning	Investment		(Loss) on		Investment	End of
	of Period	Income††		Investments		Income	Period
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)	1.000
Service Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)	1.000
Investor Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)	1.000
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000
Administrative Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000)^	1.000
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000
Advisory Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	1.000
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)	1.000
Participant Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	1.000
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)	1.000
Cash Management Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	1.000
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	1.000

54	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Financial Highlights (cont’d)

											Ratio of
					Ratio of						Net Investment
		Net			Expenses to Average		Ratio of		Ratio of Net		Income (Loss)
		Assets,	Ratio of		Net Assets		Expenses to Average		Investment		to Average
		End of	Expenses to		Excluding		Net Assets		Income		Net Assets
Total		Period	Average Net		Mutual Fund		(Before Waivers/		to Average		(Before Waivers/
Return		(000)	Assets		Insurance		Reimbursement)		Net Assets		Reimbursement)

0.01	%‡	$690,486	0.12	%*	N/A		0.24	%*	0.01	%*	(0.10	)%*
0.13%		637,586	0.19%		0.16%		0.26%		0.13%		0.06%
1.27	%‡	553,062	0.14	%*	0.12	%*	0.26	%*	1.89	%*	1.77	%*

0.01	%‡	$100	0.12	%*	N/A		0.29	%*	0.01	%*	(0.16	)%*
0.09%		100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
1.24	%‡	100	0.18	%*†	0.17	%*	0.33	%*†	1.98	%*	1.83	%*

0.01	%‡	$10,002	0.12	%*	N/A		0.34	%*	0.01	%*	(0.21	)%*
0.05%		10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
1.20	%‡	8,407	0.26	%*†	0.23	%*	0.32	%*†	1.42	%*	1.36	%*

0.01	%‡	$100	0.12	%*	N/A		0.39	%*	0.01	%*	(0.25	)%*
0.04%		100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
1.17	%‡	100	0.28	%*†	0.27	%*	0.43	%*†	1.88	%*	1.73	%*

0.00	%§‡	$100	0.12	%*	N/A		0.49	%*	0.01	%*	(0.35	)%*
0.03%		100	0.29%		0.26	%†	0.52	%†	0.03%		(0.20)%
1.11	%‡	100	0.38	%*†	0.37	%*	0.53	%*†	1.78	%*	1.63	%*

0.01	%‡	$100	0.12	%*	N/A		0.74	%*	0.01	%*	(0.60	)%*
0.02%		100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
0.95	%‡	100	0.64	%*†	0.62	%*	0.79	%*†	1.53	%*	1.38	%*

0.01	%‡	$13,407	0.12	%*	N/A		0.54	%*	0.01	%*	(0.40	)%*
0.02%		20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%
0.43	%‡	42,612	0.48	%*†	0.42	%*	0.52	%*†	1.17	%*	1.13	%*

The accompanying notes are an integral part of the financial statements.	55

2010 Semi-Annual Report

April 30, 2010

Financial Highlights

				Net
	Net			Realized and		Distributions			Net Asset
	Asset Value,	Net		Unrealized Gain		from Net	Distribution		Value,
	Beginning	Investment		(Loss) on		Investment	from Net		End of
	of Period	Income††		Investments		Income	Realized Gain		Period
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
Service Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Investor Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.026		—		(0.026)	—		1.000
Advisory Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.020		0.000	^	(0.020)	—		1.000
Year Ended 10/31/07	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
Year Ended 10/31/05	1.000	0.025		—		(0.025)	—		1.000
Participant Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.018		0.000	^	(0.018)	—		1.000
Year Ended 10/31/07	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.042		—		(0.042)	—		1.000
Year Ended 10/31/05	1.000	0.024		—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.019		0.000	^	(0.019)	—		1.000
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
8/15/05** through 10/31/05	1.000	0.008		—		(0.008)	—		1.000

56	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Financial Highlights (cont’d)

									Ratio of
				Ratio of					Net Investment
	Net			Expenses to Average		Ratio of		Ratio of Net	Income (Loss)
	Assets,	Ratio of		Net Assets		Expenses to Average		Investment	to Average
	End of	Expenses to		Excluding		Net Assets		Income	Net Assets
Total	Period	Average Net		Mutual Fund		(Before Waivers/		to Average	(Before Waivers/
Return	(000)	Assets		Insurance		Reimbursement)		Net Assets	Reimbursement)

0.01%‡	$3,933,554	0.14	%*	N/A		0.21	%*	0.02%*	(0.06)%*
0.08%	4,629,315	0.21%		0.15%		0.27%		0.10%	0.04%
2.25%	8,805,663	0.13%		0.13%		0.21%		1.96%	1.88%
5.16%	2,836,089	0.10%		N/A		0.23%		4.50%	4.37%
4.82%	2,189	0.05%		N/A		0.52%		4.29%	3.82%
2.79%	70,087	0.05%		N/A		0.49	%†	2.61%	2.17%

0.01%‡	$100	0.16	%*†	N/A		0.26	%*	0.01%*	(0.09)%*
0.05%	12,286	0.25	%†	0.17	%†	0.33	%†	0.07%	(0.01)%
2.20%	75,100	0.18%		0.18%		0.26%		1.85%	1.77%
5.11%	100	0.11	%†	N/A		0.55	%†	4.98%	4.54%
4.77%	100	0.10%		N/A		0.95	%†	4.66%	3.81%
2.74%	100	0.10%		N/A		0.53	%†	2.70%	2.27%

0.01%‡	$9,812	0.15	%*†	N/A		0.31	%*	0.01%*	(0.15)%*
0.04%	10,411	0.27	%†	0.20	%†	0.38	%†	0.03%	(0.08)%
2.15%	3,789	0.24	%†	0.22	%†	0.31%		0.79%	0.72%
5.06%	317	0.17	%†	N/A		0.51	%†	4.76%	4.42%
4.71%	100	0.15%		N/A		1.00	%†	4.61%	3.76%
2.69%	100	0.15%		N/A		0.58	%†	2.65%	2.22%

0.01%‡	$37,446	0.15	%*†	N/A		0.36	%*	0.01%*	(0.21)%*
0.03%	28,457	0.28	%†	0.22	%†	0.43	%†	0.03%	(0.12)%
2.10%	111,065	0.28%		0.27	%†	0.36%		1.35%	1.27%
5.00%	100	0.21	%†	N/A		0.50	%†	4.84%	4.55%
4.66%	100	0.20%		N/A		1.05	%†	4.56%	3.71%
2.64%	100	0.20%		N/A		0.63	%†	2.60%	2.17%

0.01%‡	$96,672	0.14	%*†	N/A		0.46	%*	0.01%*	(0.31)%*
0.02%	98,091	0.29	%†	0.22	%†	0.53	%†	0.02%	(0.22)%
2.00%	176,505	0.36	%†	0.36	%†	0.46%		2.01%	1.91%
4.90%	176,618	0.31	%†	N/A		0.72	%†	4.75%	4.34%
4.56%	77,083	0.30%		N/A		0.98	%†	4.54%	3.86%
2.53%	17,575	0.30%		N/A		0.64%		2.92%	2.58%

0.01%‡	$129	0.15	%*†	N/A		0.71	%*	0.01%*	(0.55)%*
0.01%	128	0.29	%†	0.22	%†	0.78	%†	0.01%	(0.48)%
1.77%	160	0.60	%†	0.60	%†	0.71%		1.93%	1.82%
4.64%	514	0.56	%†	N/A		1.04	%†	4.58%	4.10%
4.33%	330	0.53	%†	N/A		1.20	%†	4.41%	3.75%
2.38%	100	0.45%		N/A		0.88	%†	2.35%	1.92%

0.01%‡	$206,513	0.15	%*†	N/A		0.51	%*	0.01%*	(0.35)%*
0.02%	264,840	0.29	%†	0.23	%†	0.58	%†	0.02%	(0.27)%
1.96%	414,148	0.40	%†	0.39	%†	0.51%		1.23%	1.12%
4.84%	33,750	0.40	%†	N/A		0.53	%†	4.25%	4.12%
4.63%	100	0.23	%†	N/A		1.08	%†	4.53%	3.68%
0.76%‡	100	0.10	%*	N/A		0.43	%*†	3.52%*	3.19%*

The accompanying notes are an integral part of the financial statements.	57

2010 Semi-Annual Report

April 30, 2010

Financial Highlights

				Net
	Net			Realized and		Distributions		Distributions	Net Asset
	Asset Value,	Net		Unrealized Gain		from Net		from Net	Value,
	Beginning	Investment		(Loss) on		Investment		Realized	End of
	of Period	Income††		Investments		Income		Gain	Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.001		$(0.000	)^	$(0.001)	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
Service Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.001		$(0.000	)^	$(0.001)	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—	1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
Investor Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.001		$(0.000	)^	$(0.001)	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—	1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
Administrative Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.001		$(0.000	)^	$(0.001)	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
Advisory Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.001		$(0.000	)^	$(0.001)	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
Participant Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.001		$(0.000	)^	$(0.001)	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—	1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
Cash Management Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$(0.000	)^	$0.001		$(0.000	)^	$(0.001)	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—	1.000

58	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Financial Highlights (cont’d)

									Ratio of
									Net Investment
		Net			Ratio of		Ratio of Net		Income (Loss)
		Assets,	Ratio of		Expenses to Average		Investment		to Average
		End of	Expenses to		Net Assets		Income (Loss)		Net Assets
Total		Period	Average Net		(Before Waivers/		to Average		(Before Waivers/
Return		(000)	Assets		Reimbursement)		Net Assets		Reimbursement)

0.04	%‡	$3,194	0.12	%*	0.57	%*	0.11	%*	(0.34	)%*
0.04%		33,422	0.11%		0.29%		0.04%		(0.14)%
0.00	%‡§	282,625	0.06	%*	0.49	%*	0.05	%*	(0.37	)%*

0.03	%‡	$100	0.12	%*†	0.80	%*†	(0.04	)%*	(0.71	)%*
0.02%		100	0.14	%†	0.40	%†	0.02%		(0.24)%
0.00	%‡§	100	0.06	%*†	0.62	%*†	0.06	%*	(0.50	)%*

0.03	%‡	$100	0.13	%*†	0.84	%*†	(0.04	)%*	(0.75	)%*
0.02%		100	0.14	%†	0.45	%†	0.02%		(0.29)%
0.00	%‡§	100	0.06	%*†	0.66	%*†	0.06	%*	(0.55	)%*

0.02	%‡	$100	0.15	%*†	0.90	%*†	(0.04	)%*	(0.79	)%*
0.02%		100	0.14	%†	0.50	%†	0.02%		(0.34)%
0.00	%‡§	100	0.06	%*†	0.72	%*†	0.06	%*	(0.60	)%*

0.01	%‡	$100	0.16	%*†	1.00	%*†	(0.04	)%*	(0.87	)%*
0.02%		100	0.14	%†	0.60	%†	0.02%		(0.44)%
0.00	%‡§	100	0.11	%*†	0.71	%*†	0.05	%*	(0.55	)%*

0.01	%‡	$100	0.18	%*†	1.25	%*†	(0.04	)%*	(1.10	)%*
0.02%		100	0.14	%†	0.85	%†	0.02%		(0.69)%
0.00	%‡§	100	0.10	%*†	0.96	%*†	0.05	%*	(0.81	)%*

0.01	%‡	$19,878	0.18	%*†	1.02	%*†	(0.04	)%*	(0.88	)%*
0.02%		27,852	0.14	%†	0.61	%†	0.01%		(0.46)%
0.00	%‡§	43,693	0.06	%*†	0.76	%*†	0.05	%*	(0.64	)%*

The accompanying notes are an integral part of the financial statements.	59

2010 Semi-Annual Report

April 30, 2010

Financial Highlights

				Net
	Net			Realized and		Distributions	Distributions		Net Asset
	Asset Value,	Net		Unrealized Gain		from Net	from Net		Value,
	Beginning	Investment		(Loss) on		Investment	Realized		End of	Total
	of Period	Income††		Investments		Income	Gain		Period	Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.001	^	$0.000	^	$(0.001)^	$(0.000	)^	$1.000	0.06%‡
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000	0.39%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.44%
Year Ended 10/31/07	1.000	0.036		—		(0.036)	—		1.000	3.66%
Year Ended 10/31/06	1.000	0.032		—		(0.032)	—		1.000	3.27%
Year Ended 10/31/05	1.000	0.022		—		(0.022)	—		1.000	2.17%
Service Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.04%‡
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.34%
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000	2.39%
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000	3.60%
Year Ended 10/31/06	1.000	0.032		—		(0.032)	—		1.000	3.21%
Year Ended 10/31/05	1.000	0.021		—		(0.021)	—		1.000	2.12%
Investor Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.02%‡
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.29%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.33%
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000	3.55%
Year Ended 10/31/06	1.000	0.031		—		(0.031)	—		1.000	3.16%
Year Ended 10/31/05	1.000	0.020		—		(0.020)	—		1.000	2.07%
Administrative Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000	0.25%
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000	2.28%
Year Ended 10/31/07	1.000	0.034		—		(0.034)	—		1.000	3.50%
Year Ended 10/31/06	1.000	0.031		—		(0.031)	—		1.000	3.11%
Year Ended 10/31/05	1.000	0.020		—		(0.020)	—		1.000	2.02%
Advisory Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.19%
Year Ended 10/31/08	1.000	0.022		(0.000	)^	(0.022)	—		1.000	2.18%
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000	3.40%
Year Ended 10/31/06	1.000	0.030		—		(0.030)	—		1.000	3.01%
Year Ended 10/31/05	1.000	0.019		—		(0.019)	—		1.000	1.92%
Participant Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000	0.09%
Year Ended 10/31/08	1.000	0.019		(0.000	)^	(0.019)	—		1.000	1.93%
Year Ended 10/31/07	1.000	0.031		—		(0.031)	—		1.000	3.14%
Year Ended 10/31/06	1.000	0.027		—		(0.027)	—		1.000	2.78%
Year Ended 10/31/05	1.000	0.018		—		(0.018)	—		1.000	1.77%
Cash Management Class
Six Months Ended 4/30/10 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000	0.01%‡
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000	0.16%
Year Ended 10/31/08	1.000	0.021		(0.000	)^	(0.021)	—		1.000	2.13%
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000	3.35%
Year Ended 10/31/06	1.000	0.030		—		(0.030)	—		1.000	3.08%
8/15/05** through 10/31/05	1.000	0.005		—		(0.005)	—		1.000	0.53%‡

60	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010

Financial Highlights (cont’d)

									Ratio of
			Ratio of						Net Investment		Ratio of
Net			Expenses to Average		Ratio of		Ratio of Net		Income (Loss)		Rebate from
Assets,	Ratio of		Net Assets		Expenses to Average		Investment		to Average		Morgan Stanley
End of	Expenses to		Excluding		Net Assets		Income		Net Assets		Affiliates
Period	Average Net		Mutual Fund		(Before Waivers/		to Average		(Before Waivers/		to Average
(000)	Assets		Insurance		Reimbursement)		Net Assets		Reimbursement)		Net Assets

$1,831,075	0.18	%*	N/A		0.22	%*	0.10	%*	0.06	%*	N/A
1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41	%+	0.35	%+	0.01%
1,836,397	0.12	%+	0.12	%+	0.21	%+	2.35	%+	2.25	%+	0.00	%§
2,191,307	0.11%		N/A		0.23%		3.60%		3.47%		N/A
672,514	0.10%		N/A		0.23%		3.14%		3.01%		N/A
1,130,489	0.09%		N/A		0.32	%†	2.35%		2.12%		N/A

$100	0.23	%*	N/A		0.27	%*	0.09	%*	0.04	%*	N/A
100	0.24	%+	0.20	%+	0.30	%+	0.44	%+	0.38	%+	0.01%
100	0.17	%+	0.17	%+	0.26	%+	2.28	%+	2.18	%+	0.00	%§
100	0.16%		N/A		0.29	%†	3.54%		3.41%		N/A
100	0.15%		N/A		0.29	%†	3.16%		3.02%		N/A
100	0.14%		N/A		0.40	%†	2.10%		1.84%		N/A

$1,911	0.27	%*†	N/A		0.32	%*	0.03	%*	(0.03	)%*	N/A
5,966	0.29	%+	0.25	%+	0.36	%+†	0.25	%+	0.18	%+	0.01%
2,003	0.22	%+	0.22	%+	0.31	%+	2.71	%+	2.61	%+	0.00	%§
24,243	0.21%		N/A		0.33%		3.48%		3.36%		N/A
3,052	0.20%		N/A		0.31	%†	3.26%		3.15%		N/A
104	0.19%		N/A		0.45	%†	2.01%		1.75%		N/A

$100	0.29	%*†	N/A		0.37	%*	0.01	%*	(0.08	)%*	N/A
100	0.33	%+†	0.29	%+†	0.40	%+	0.25	%+	0.18	%+	0.01%
100	0.27	%+	0.27	%+	0.36	%+	2.26	%+	2.16	%+	0.00	%§
100	0.26%		N/A		0.39	%†	3.44%		3.31%		N/A
100	0.25%		N/A		0.39	%†	3.06%		2.92%		N/A
100	0.24%		N/A		0.50	%†	2.00%		1.74%		N/A

$5,773	0.30	%*†	N/A		0.47	%*	0.00	%*§	(0.17	)%*	N/A
4,990	0.39	%+†	0.35	%+†	0.50	%+	0.18	%+	0.07	%+	0.01%
4,756	0.37	%+	0.37	%+	0.46	%+	2.21	%+	2.11	%+	0.00	%§
59,851	0.36%		N/A		0.49	%†	3.34%		3.21%		N/A
32,141	0.35%		N/A		0.48%		2.76%		2.63%		N/A
98,823	0.34%		N/A		0.62	%†	1.86%		1.58%		N/A

$16,855	0.30	%*†	N/A		0.72	%*	0.00	%*§	(0.42)	%+	N/A
15,578	0.50	%+†	0.45	%+†	0.75	%+	0.11	%+	(0.14)	%+	0.01%
22,683	0.62	%+	0.62	%+	0.71	%+	1.90	%+	1.80	%+	0.00	%§
19,443	0.62	%†	N/A		0.72	%†	3.13%		3.03%		N/A
100	0.57	%†	N/A		0.70	%†	2.74%		2.61%		N/A
102	0.49%		N/A		0.75	%†	1.76%		1.49%		N/A

$837,432	0.30	%*+	N/A		0.52	%*	0.00	%*§	(0.22	)%*	N/A
944,717	0.44	%+†	0.39	%+†	0.56	%+†	0.19	%+	0.07	%+	0.01%
1,337,200	0.42	%+	0.42	%+	0.51	%+	1.95	%+	1.85	%+	0.00	%§
907,577	0.41%		N/A		0.53%		3.28%		3.16%		N/A
188,740	0.40	%†	N/A		0.51	%†	3.17%		3.06%		N/A
100	0.14	%*	N/A		0.30	%*†	2.47	%*	2.30	%*	N/A

The accompanying notes are an integral part of the financial statements.	61

2010 Semi-Annual Report

April 30, 2010

Notes to Financial Highlights

^	Amount is less than $0.0005 per share.
§	Amount is less than 0.005%.
*	Annualized
**	Commencement of Operations
††	Per share amount is based on average shares outstanding.
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ (the “plans”) fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans’ fees during the period for each share class, (4) changes in the Portfolios’ expense cap during the year, (5) voluntarily waivers to the plans’ fees for each share class, or (6) a combination of the previous points.

‡	Not Annualized
^^

The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios’ total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios. (See Note 1 within the Notes to Financial Statements).

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70%, and 0.43%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98% and 4.72%, respectively.

+

The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

62	The accompanying notes are an integral part of the financial statements.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios — Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

As of December 23, 2008, the Treasury Securities Portfolio was closed to new investors. Existing shareholders may maintain their shares in the Portfolio, reinvested dividends or redeem shares, but can not add to their current balance or replenish balances if they have since redeemed. The Fund may resume offering of the Portfolio’s shares in the future.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U. S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U. S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.              Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the re- purchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              Fair Value Measurement: In accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as FAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•         Level 1 — quoted prices in active markets for identical securities

•         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

4.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
	Money			Government
Class	Market	Prime	Government	Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50	0.50

	Maximum Expense Ratio
		Treasury	Tax-
Class	Treasury	Securities	Exempt
Institutional Class	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

C. Administration Fees: MS Investment Management (the “Administrator”) also served as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N. A., provided fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management.

D. Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

The Distributor has voluntarily agreed to reduce its distribution fees, if necessary. The Distributor may terminate these additional waivers at any time.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) served as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 “Income Taxes — Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U. S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2009 and 2008 were as follows:

	2009 Distributions Paid From:			2008 Distributions Paid From:
			Long-			Long-
		Tax-	term		Tax-	term
	Ordinary	Exempt	Capital	Ordinary	Exempt	Capital
	Income	Income	Gain	Income	Income	Gain
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)
Money Market	$26,028	$—	$—	$406,845	$—	$—
Prime	58,432	—	—	882,030	—	—
Government	43,699	—	—	392,976	—	—
Government Securities	915	—	—	3,467	—	—
Treasury	6,675	—	—	164,386	—	—
Treasury Securities	64	—	—	7	—	—
Tax-Exempt	606	9,316	—	79	92,148	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U. S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2009:

	Accumulated
	Undistributed
	(Distribution
	in Excess of) Net		Accumulated
	Investment		Net Realized	Paid-in
	Income (Loss)		Gain (Loss)	Capital
Portfolio	(000)		(000)	(000)
Money Market	$(4)		$9	$(5)
Prime	—	@	—	(—	@)
Government	147		(147)	—
Government Securities	4		(4)	—	@
Treasury	45		(45)	—	@
Treasury Securities	18		(18)	(—	@)

@ Amount is less than $500.

At October 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Tax-	Undistributed
	Ordinary	Exempt	Long-Term
	Income	Income	Capital Gain
Portfolio	(000)	(000)	(000)
Money Market	$1,567	$—	$—
Prime	2,973	—	—
Government	806	—	106
Government Securities	18	—	—
Treasury	181	—	—
Treasury Securities	20	—	—
Tax-Exempt	118	215	153

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Notes to Financial Statements (cont’d)

At April 30, 2010, cost for U.S. Federal income tax purposes for the investments of the Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$3,389,564
Prime	15,194,636
Government	5,836,930
Government Securities	718,881
Treasury	4,284,399
Treasury Securities	23,577
Tax-Exempt	2,690,441

At October 31, 2009, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2014	2015	2016	Total
Money Market	$—	$—	$11,741	$11,741
Prime	—	—	21,114	21,114

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards for the U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Money Market	$118
Prime	123
Tax-Exempt	109

H. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. Capital Infusions by Affiliate: On September 25, 2009, the Money Market and the Prime Portfolios received $1,000,000 and $6,000,000, respectively, as non recourse voluntary capital contributions from the Adviser. These voluntary capital contributions were intended to increase the Portfolios’ amortized cost net asset value per share. The Adviser did not receive any consideration in return for these capital contributions and no repayment or future consideration is expected.

J. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2010, approximately 2.3% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

	Percentage of
Insurers	Net Assets
AGC	0.0	%*
FSA	0.4
BHAC	1.9

* Amount is less than 0.05%.

At April 30, 2010, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
	Money			Government
Class	Market	Prime	Government	Securities
Institutional Class	41.8%	16.6%	35.3%	35.8%
Service Class	—	85.1	—	—
Investor Class	99.9	99.6	82.0	99.0
Administrative Class	—	—	80.7	—
Advisory Class	99.2	93.1	81.7	—
Participant Class	98.7	96.3	—	—
Cash Management Class	11.8	—	—	26.1

	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	—%	—%	25.6%
Service Class	—	—	—
Investor Class	99.9	—	91.7
Administrative Class	93.8	—	—
Advisory Class	98.8	—	97.4
Participant Class	22.3	—	95.0
Cash Management Class	19.1	19.0	—

On January 8, 2010, the Board of Trustees (the “Trustees”) of the Fund approved the conversion of Fund Accounting, Custody, Fund Administration and Securities Lending services from JPMorgan Investor Services Co. to State Street Bank and Trust Company effective June 14, 2010.

K. Subsequent Events: In accordance with the provisions set forth in FASB ASC 855 “Subsequent Events” (formerly known as SFAS 165), adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements.

The Fund’s Trustees approved a reduction in the Rule 12b-1 distribution fee payable under the Distribution Plan for each Portfolio, from 0.25% to 0.10% of the average daily net assets of the Cash Management Class Shares, effective June 14, 2010. In addition, the Adviser has agreed to reduce its advisory fee and/or reimburse the applicable Portfolio so that total annual operating expenses after fee waivers and/or expense reimbursements will not exceed 0.35%.

On June 25, 2010, the Money Market and the Prime Portfolios received $10,613,133 and $14,794,806, respectively, as non recourse voluntary capital contributions from the Adviser. These voluntary capital contributions were intended to increase the Portfolio’s amortized cost net asset value per share. The Adviser did not receive any consideration in return for these capital contributions and no repayment or future consideration is expected.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Liquidity Funds (collectively, the “Fund”) is required by federal law to provide you with a copy of their privacy policy (the “Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.   WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

• We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

• We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

• We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

• We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

• If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.”  “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.   WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

a. Information we disclose to our affiliated companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.   HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.   HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.   HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2010 Semi-Annual Report

April 30, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

6.   HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

• Calling us at (888) 378-1630

Monday-Friday between 8 a.m. and 6 p.m. (EST)

• Writing to us at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2010 Morgan Stanley

2010 Semi-Annual Report

April 30, 2010 (unaudited)

Trustee and Officer Information

Trustees

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.

100 Front Street, Suite 400

West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219804

Kansas City, MO 64121-9804

Officers

Michael E. Nugent

Chairperson of the Board and Director

Randy Takian

President and Principal Executive Officer

Kevin Klingert

Vice President

Mary Ann Picciotto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Mary E. Mullin

Secretary

Francis J. Smith

Treasurer and Chief Financial Officer

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111-2101

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116-5072

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1-(888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(888) 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(888) 378-1630.

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Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSILF: 1 (888) 378-1630

© 2010 Morgan Stanley

MSILFSAN IU10-02546P-Y04/10

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  Code of Ethics - Not applicable for semiannual reports.

(b)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 22, 2010